UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report: December 31, 2024

New Covenant Growth Fund

New Covenant Funds

Ticker: NCGFX

This semi-annual shareholder report contains important information about New Covenant Growth Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Growth Fund	$38	0.72%

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$547,280	1,505	$639	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	0.8%
Utilities	1.8%
Real Estate	2.2%
Materials	2.6%
Energy	3.2%
Consumer Staples	5.0%
Communication Services	8.3%
Industrials	9.0%
Health Care	10.8%
Consumer Discretionary	11.7%
Financials	14.1%
Information Technology	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.2%
NVIDIA Corp	5.7%
Microsoft Corp	5.7%
Amazon.com Inc	3.5%
Meta Platforms Inc, Cl A	2.1%
Broadcom Inc	2.0%
Tesla Inc	2.0%
Alphabet Inc, Cl A	1.8%
Alphabet Inc, Cl C	1.5%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCGFX-SAR-24

Semi-Annual Shareholder Report: December 31, 2024

New Covenant Income Fund

New Covenant Funds

Ticker: NCICX

This semi-annual shareholder report contains important information about New Covenant Income Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531. This semi-annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Income Fund	$38	0.75%

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$339,479	877	$477	171%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Sovereign Debt	0.3%
Consumer Staples	0.3%
Information Technology	0.3%
Real Estate	0.6%
Municipal Bonds	0.8%
Energy	0.8%
Communication Services	1.1%
Cash Equivalent	1.3%
Industrials	1.5%
Consumer Discretionary	1.6%
Health Care	1.6%
Utilities	2.4%
Financials	7.4%
Asset-Backed Securities	8.9%
U.S. Treasury Obligations	37.2%
Mortgage-Backed Securities	42.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.375%	12/31/29	13.0%
U.S. Treasury Notes	4.250%	12/31/26	5.8%
U.S. Treasury Notes	4.125%	11/30/29	3.8%
U.S. Treasury Notes	4.250%	11/15/34	3.2%
U.S. Treasury Notes	4.000%	01/31/29	3.0%
U.S. Treasury Notes	4.000%	07/31/29	2.3%
FNMA	2.000%	01/15/55	1.7%
FNMA	4.000%	01/15/55	1.2%
U.S. Treasury Notes	4.250%	11/30/26	1.2%
U.S. Treasury Notes	4.000%	02/15/34	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

During the reporting period, Western Asset Management Company and Western Asset Management Company Limited were removed as sub-advisors, while Metropolitan West Asset Management, LLC was added as a Fund sub-advisor.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCICX-SAR-24

Semi-Annual Shareholder Report: December 31, 2024

New Covenant Balanced Growth Fund

New Covenant Funds

Ticker: NCBGX

This semi-annual shareholder report contains important information about New Covenant Balanced Growth Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Growth Fund	$7	0.13%

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$356,795	3	$-	4%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Growth FundFootnote Reference**	61.5%
New Covenant Income FundFootnote Reference**	37.6%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCBGX-SAR-24

Semi-Annual Shareholder Report: December 31, 2024

New Covenant Balanced Income Fund

New Covenant Funds

Ticker: NCBIX

This semi-annual shareholder report contains important information about New Covenant Balanced Income Fund (the "Fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 877-835-4531.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Covenant Balanced Income Fund	$8	0.15%

Key Fund Statistics as of December 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$76,106	3	$-	3%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.8%
Affiliated Investment Funds	98.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
New Covenant Income FundFootnote Reference**	62.5%
New Covenant Growth FundFootnote Reference**	36.0%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-835-4531

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

NCBIX-SAR-24

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

NEW COVENANT FUNDS®

December 31, 2024

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

New Covenant Funds

›	New Covenant Growth Fund
›	New Covenant Income Fund
›	New Covenant Balanced Growth Fund
›	New Covenant Balanced Income Fund

newcovenantfunds.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	31
Statements of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	35
Notes to Financial Statements	39
Other Information - Form N-CSR Items 8-11	54

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.9%

Communication Services — 8.3%
Alphabet Inc, Cl A	53,377	$10,104
Alphabet Inc, Cl C	43,594	8,302
AT&T Inc	48,695	1,109
Atlanta Braves Holdings Inc, Cl A *	1,732	71
Atlanta Braves Holdings Inc, Cl C *	1,938	74
Bandwidth Inc, Cl A *	74	1
Cable One Inc	79	29
Cardlytics Inc *	761	3
Cars.com Inc *	4,178	72
Charter Communications Inc, Cl A *	277	95
Cinemark Holdings Inc *	4,289	133
Cogent Communications Holdings Inc	148	11
Comcast Corp, Cl A	22,342	839
EchoStar Corp, Cl A *	1,124	26
Electronic Arts Inc	4,883	714
EverQuote Inc, Cl A *	1,468	29
EW Scripps Co/The, Cl A *	3,299	7
Fox Corp, Cl A	1,372	67
Fox Corp, Cl B	1,428	65
IAC Inc *	376	16
IMAX Corp *	2,244	57
Interpublic Group of Cos Inc/The	31,640	887
Iridium Communications Inc	366	11
John Wiley & Sons Inc, Cl A	236	10
Liberty Broadband Corp, Cl A *	81	6
Liberty Broadband Corp, Cl C *	343	26
Liberty Media Corp-Liberty Live, Cl C *	59	4
Madison Square Garden Entertainment Corp, Cl A *	697	25
Madison Square Garden Sports Corp *	39	9
Magnite Inc *	2,551	41
Match Group Inc *	1,841	60
MediaAlpha Inc, Cl A *	8,359	94
Meta Platforms Inc, Cl A	20,035	11,731
Netflix Inc *	3,698	3,296
New York Times Co/The, Cl A	439	23
News Corp, Cl A	829	23
Nexstar Media Group Inc, Cl A	94	15
Omnicom Group Inc	5,611	483
Paramount Global, Cl B	7,304	76
Pinterest Inc, Cl A *	3,339	97
ROBLOX Corp, Cl A *	2,100	122
Shutterstock Inc	205	6
Sirius XM Holdings Inc	910	21
Sphere Entertainment Co *	697	28
Spotify Technology SA *	1,265	566
Take-Two Interactive Software Inc *	604	111
TEGNA Inc	3,052	56
TKO Group Holdings Inc, Cl A *	780	111
T-Mobile US Inc	2,184	482
Toro Combineco Inc *	1,986	39
Trade Desk Inc/The, Cl A *	3,586	421
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
TripAdvisor Inc *	1,712	$25
Verizon Communications Inc	56,628	2,265
Vimeo Inc *	610	4
Walt Disney Co/The	21,958	2,445
Warner Bros Discovery Inc *	4,164	44
Yelp Inc, Cl A *	1,355	52
Ziff Davis Inc *	2,547	138
ZoomInfo Technologies Inc, Cl A *	2,021	21
		45,698
Consumer Discretionary — 11.7%
1-800-Flowers.com Inc, Cl A *	3,668	30
Abercrombie & Fitch Co, Cl A *	788	118
Academy Sports & Outdoors Inc	2,047	118
Acushnet Holdings Corp	987	70
Adient PLC *	732	13
ADT Inc	4,942	34
Adtalem Global Education Inc *	2,101	191
Advance Auto Parts Inc	317	15
Airbnb Inc, Cl A *	805	106
Amazon.com Inc *	87,326	19,158
American Eagle Outfitters Inc	3,416	57
APTIV PLC *	1,850	112
Aramark	260	10
Asbury Automotive Group Inc *	70	17
AutoNation Inc *	649	110
AutoZone Inc *	235	752
Bath & Body Works Inc	638	25
Best Buy Co Inc	1,309	112
Bloomin' Brands Inc	2,259	28
Booking Holdings Inc	418	2,077
Boot Barn Holdings Inc *	199	30
BorgWarner Inc	321	10
Bright Horizons Family Solutions Inc *	76	8
Brinker International Inc *	1,180	156
Brunswick Corp/DE	839	54
Buckle Inc/The	1,885	96
Burlington Stores Inc *	482	137
Capri Holdings Ltd *	1,319	28
CarMax Inc *	1,086	89
Carnival Corp *	10,223	255
Carter's Inc	471	26
Carvana Co, Cl A *	574	117
Cavco Industries Inc *	60	27
Cheesecake Factory Inc/The	1,236	59
Chegg Inc *	176	—
Chipotle Mexican Grill Inc, Cl A *	11,600	700
Choice Hotels International Inc	113	16
Columbia Sportswear Co	891	75
Coursera Inc *	15,856	135
Cracker Barrel Old Country Store Inc	323	17
Crocs Inc *	1,116	122
Dana Inc	2,660	31
Darden Restaurants Inc	705	132

New Covenant Funds	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dave & Buster's Entertainment Inc *	1,283	$37
Deckers Outdoor Corp *	2,634	535
Denny's Corp *	2,500	15
Designer Brands Inc, Cl A	3,316	18
Dick's Sporting Goods Inc	700	160
Dillard's Inc, Cl A	45	19
Domino's Pizza Inc	33	14
DoorDash Inc, Cl A *	523	88
Dorman Products Inc *	128	17
DR Horton Inc	589	82
eBay Inc	10,927	677
Etsy Inc *	1,162	61
Expedia Group Inc *	389	73
Five Below Inc *	410	43
Floor & Decor Holdings Inc, Cl A *	232	23
Foot Locker Inc	1,308	28
Ford Motor Co	16,002	158
Fox Factory Holding Corp *	749	23
Frontdoor Inc *	251	14
GameStop Corp, Cl A *	2,040	64
Gap Inc/The	4,661	110
Garmin Ltd	418	86
General Motors Co	2,770	148
Gentex Corp	440	13
Gentherm Inc *	184	7
Genuine Parts Co	67	8
Goodyear Tire & Rubber Co/The *	989	9
Graham Holdings Co, Cl B	78	68
Grand Canyon Education Inc *	121	20
Group 1 Automotive Inc	86	36
GrowGeneration Corp *	2,599	4
H&R Block Inc	2,109	111
Hanesbrands Inc *	13,319	108
Hasbro Inc	2,632	147
Helen of Troy Ltd *	57	3
Hilton Grand Vacations Inc *	3,016	118
Hilton Worldwide Holdings Inc	7,488	1,851
Home Depot Inc/The	11,555	4,495
Hyatt Hotels Corp, Cl A	135	21
Installed Building Products Inc	125	22
iRobot Corp *	1,013	8
Jack in the Box Inc	658	27
Johnson Outdoors Inc, Cl A	659	22
KB Home	4,733	311
Kohl's Corp	1,859	26
Kontoor Brands Inc	1,282	110
La-Z-Boy Inc, Cl Z	1,597	70
LCI Industries	483	50
Lear Corp	3,782	358
Leggett & Platt Inc	222	2
Lennar Corp, Cl B	122	16
LGI Homes Inc *	127	11
Lithia Motors Inc, Cl A	296	106
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
LKQ Corp	317	$12
Lowe's Cos Inc	8,255	2,037
Lucid Group Inc *	33,236	100
Lululemon Athletica Inc *	245	94
M/I Homes Inc *	198	26
Macy's Inc	4,042	68
Malibu Boats Inc, Cl A *	202	8
Marriott International Inc/MD, Cl A	3,599	1,004
Marriott Vacations Worldwide Corp	394	35
Mattel Inc *	711	13
McDonald's Corp	9,415	2,729
Meritage Homes Corp	794	122
Mohawk Industries Inc *	127	15
Monro Inc	626	16
Murphy USA Inc	263	132
National Vision Holdings Inc *	447	5
Newell Brands Inc	605	6
NIKE Inc, Cl B	4,269	323
Nordstrom Inc	3,866	93
Norwegian Cruise Line Holdings Ltd *	5,839	150
NVR Inc *	13	106
ODP Corp/The *	283	6
Ollie's Bargain Outlet Holdings Inc *	212	23
O'Reilly Automotive Inc *	196	232
Oxford Industries Inc	665	52
Papa John's International Inc	151	6
Peloton Interactive Inc, Cl A *	2,845	25
Penske Automotive Group Inc	957	146
Phinia Inc	64	3
Planet Fitness Inc, Cl A *	173	17
Polaris Inc	966	56
PulteGroup Inc	871	95
PVH Corp	108	11
Ralph Lauren Corp, Cl A	690	159
Revolve Group Inc, Cl A *	2,223	74
RH *	45	18
Rivian Automotive Inc, Cl A *	1,274	17
Ross Stores Inc	857	130
Royal Caribbean Cruises Ltd	2,969	685
Sabre Corp *	506	2
Sally Beauty Holdings Inc *	2,794	29
Service Corp International/US	250	20
Shake Shack Inc, Cl A *	157	20
Signet Jewelers Ltd	2,402	194
Six Flags Entertainment Corp	144	7
Sleep Number Corp *	1,033	16
Sonos Inc *	7,451	112
Standard Motor Products Inc	943	29
Starbucks Corp	15,798	1,442
Steven Madden Ltd	1,178	50
Stitch Fix Inc, Cl A *	1,021	4
Strategic Education Inc	331	31
Stride Inc *	348	36

2	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Tapestry Inc	2,803	$183
Taylor Morrison Home Corp, Cl A *	12,743	780
Tempur Sealy International Inc	2,272	129
Tesla Inc *	26,633	10,756
Texas Roadhouse Inc, Cl A	561	101
Thor Industries Inc	106	10
TJX Cos Inc/The	13,629	1,647
Toll Brothers Inc	269	34
TopBuild Corp *	315	98
Topgolf Callaway Brands Corp *	2,383	19
Tractor Supply Co	11,885	631
Travel + Leisure Co	307	16
Tri Pointe Homes Inc *	3,236	117
Udemy Inc *	3,378	28
Ulta Beauty Inc *	279	121
Under Armour Inc, Cl C *	556	4
United Parks & Resorts Inc *	251	14
Upbound Group Inc, Cl A	1,764	51
Urban Outfitters Inc *	417	23
Vail Resorts Inc	46	9
Valvoline Inc *	11,437	414
VF Corp	4,023	86
Victoria's Secret & Co *	212	9
Visteon Corp *	85	8
Wayfair Inc, Cl A *	320	14
Wendy's Co/The	11,419	186
Whirlpool Corp	638	73
Williams-Sonoma Inc	320	59
Wingstop Inc	363	103
Winnebago Industries Inc	191	9
Wolverine World Wide Inc	1,511	34
Worthington Enterprises Inc	223	9
Wyndham Hotels & Resorts Inc	189	19
Yum! Brands Inc	8,356	1,121
		63,880
Consumer Staples — 5.0%
Andersons Inc/The	338	14
Archer-Daniels-Midland Co	5,103	258
B&G Foods Inc	862	6
BellRing Brands Inc *	136	10
Beyond Meat Inc *	166	1
Bunge Global SA	929	72
Calavo Growers Inc	571	15
Campbell Soup Co	10,354	434
Casey's General Stores Inc	65	26
Chefs' Warehouse Inc/The *	1,366	67
Church & Dwight Co Inc	1,025	107
Clorox Co/The	2,716	441
Coca-Cola Co/The	48,833	3,040
Colgate-Palmolive Co	3,661	333
Conagra Brands Inc	3,435	95
Costco Wholesale Corp	3,659	3,353
Coty Inc, Cl A *	1,026	7
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Darling Ingredients Inc *	716	$24
Dollar General Corp	752	57
Dollar Tree Inc *	1,320	99
Edgewell Personal Care Co	310	10
elf Beauty Inc *	1,327	167
Energizer Holdings Inc	231	8
Estee Lauder Cos Inc/The, Cl A	2,390	179
Flowers Foods Inc	555	11
Fresh Del Monte Produce Inc	1,442	48
General Mills Inc	13,887	886
Hain Celestial Group Inc/The *	461	3
Herbalife Ltd *	1,088	7
Hershey Co/The	2,295	389
HF Foods Group Inc *	2,213	7
Hormel Foods Corp	4,797	150
Ingredion Inc	1,110	153
J M Smucker Co/The	4,144	456
Kellanova	6,713	544
Keurig Dr Pepper Inc	26,703	858
Kimberly-Clark Corp	6,484	850
Kraft Heinz Co/The	3,923	120
Kroger Co/The	1,941	119
Lamb Weston Holdings Inc	594	40
McCormick & Co Inc/MD	5,832	445
Medifast Inc *	71	1
Mondelez International Inc, Cl A	17,402	1,039
Monster Beverage Corp *	889	47
National Beverage Corp	344	15
PepsiCo Inc	20,478	3,114
PriceSmart Inc	179	17
Procter & Gamble Co/The	21,348	3,579
SpartanNash Co	1,252	23
Sprouts Farmers Market Inc *	623	79
Sysco Corp	11,594	886
Target Corp	6,577	889
TreeHouse Foods Inc *	237	8
Tyson Foods Inc, Cl A	1,410	81
US Foods Holding Corp *	2,211	149
Vita Coco Co Inc/The *	1,354	50
Walgreens Boots Alliance Inc	14,575	136
Walmart Inc	35,719	3,227
WK Kellogg Co	1,678	30
		27,279
Energy — 3.2%
Antero Midstream Corp	26,635	402
Antero Resources Corp *	6,426	225
APA Corp	2,988	69
Ardmore Shipping Corp	5,335	65
Baker Hughes Co, Cl A	9,516	390
Borr Drilling Ltd	11,900	46
Cactus Inc, Cl A	298	17
ChampionX Corp	383	10
Cheniere Energy Inc	6,249	1,343

New Covenant Funds	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chesapeake Energy Corp	1,168	$116
Civitas Resources Inc	179	8
Clean Energy Fuels Corp *	4,579	12
CNX Resources Corp *	1,745	64
ConocoPhillips	22,954	2,276
CONSOL Energy Inc	213	23
Coterra Energy Inc	19,841	507
Delek US Holdings Inc	2,494	46
Devon Energy Corp	10,747	352
DHT Holdings Inc	1,338	13
Diamondback Energy Inc	893	146
Dorian LPG Ltd	2,360	58
DT Midstream Inc	405	40
Encore Energy Corp *	31,435	107
Energy Fuels Inc/Canada *	11,707	60
EOG Resources Inc	12,533	1,536
EQT Corp	8,048	371
Expro Group Holdings NV *	1,529	19
FLEX LNG Ltd	2,301	53
Golar LNG Ltd	2,645	112
Green Plains Inc *	2,069	20
Halliburton Co	5,199	141
Helix Energy Solutions Group Inc *	10,917	102
Helmerich & Payne Inc	4,134	132
Hess Corp	6,554	872
HF Sinclair Corp	1,944	68
Innovex International Inc *	1,072	15
International Seaways Inc	329	12
Kinder Morgan Inc	50,177	1,375
Kinetik Holdings Inc, Cl A	2,668	151
Kosmos Energy Ltd *	44,503	152
Magnolia Oil & Gas Corp, Cl A	1,806	42
Murphy Oil Corp	449	14
Nabors Industries Ltd *	367	21
New Fortress Energy Inc, Cl A	2,307	35
NextDecade Corp *	10,122	78
Noble Corp PLC	1,325	42
Nordic American Tankers Ltd	3,610	9
NOV Inc	482	7
Occidental Petroleum Corp	1,677	83
ONEOK Inc	10,887	1,093
Ovintiv Inc	2,011	82
Patterson-UTI Energy Inc	4,952	41
PBF Energy Inc, Cl A	316	8
Peabody Energy Corp	612	13
Range Resources Corp	2,839	102
RPC Inc	1,226	7
Sable Offshore Corp *	4,472	102
Schlumberger NV	28,512	1,093
Scorpio Tankers Inc	270	13
SM Energy Co	840	33
Talos Energy Inc *	10,408	101
Targa Resources Corp	667	119
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teekay Corp *	15,129	$105
Teekay Tankers Ltd, Cl A	1,755	70
Texas Pacific Land Corp	531	587
Transocean Ltd *	20,466	77
Uranium Energy Corp *	15,244	102
Valaris Ltd *	739	33
Vital Energy Inc *	2,462	76
Vitesse Energy Inc	272	7
Weatherford International PLC	1,190	85
Williams Cos Inc/The	32,313	1,749
World Kinect Corp	4,395	121
		17,676
Financials — 14.1%
Affiliated Managers Group Inc	910	168
Affirm Holdings Inc, Cl A *	2,309	141
Aflac Inc	4,907	508
AGNC Investment Corp ‡	2,838	26
Allstate Corp/The	3,458	667
Ally Financial Inc	1,575	57
Amalgamated Financial Corp	2,110	71
American Express Co	7,744	2,298
American Financial Group Inc/OH	89	12
American International Group Inc	1,586	115
Ameriprise Financial Inc	1,250	666
AMERISAFE Inc	743	38
Annaly Capital Management Inc ‡	655	12
Aon PLC, Cl A	3,101	1,114
Apollo Commercial Real Estate Finance Inc ‡	2,686	23
Apollo Global Management Inc	1,936	320
Arch Capital Group Ltd *	1,254	116
Ares Management Corp, Cl A	632	112
Arthur J Gallagher & Co	590	167
Artisan Partners Asset Management Inc, Cl A	1,589	68
Associated Banc-Corp	4,274	102
Assurant Inc	87	19
Assured Guaranty Ltd	994	89
Atlantic Union Bankshares Corp	1,302	49
Axis Capital Holdings Ltd	825	73
Axos Financial Inc *	310	22
Banc of California Inc	843	13
Bank of America Corp	51,216	2,251
Bank of Hawaii Corp	1,051	75
Bank of Marin Bancorp	1,079	26
Bank of New York Mellon Corp/The	12,656	972
Bank of NT Butterfield & Son Ltd/The	1,324	48
Bank OZK	366	16
BankUnited Inc	346	13
Banner Corp	851	57
Berkshire Hathaway Inc, Cl B *	16,330	7,402
Berkshire Hills Bancorp Inc	1,501	43
BlackRock Funding Inc/DE *	1,878	1,925

4	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Blackstone Inc	6,935	$1,196
Block Inc, Cl A *	1,553	132
BOK Financial Corp	568	60
Bread Financial Holdings Inc	1,335	82
Brighthouse Financial Inc *	268	13
Brown & Brown Inc	290	30
Cadence Bank	1,525	53
Capital One Financial Corp	3,914	698
Capitol Federal Financial Inc	3,529	21
Carlyle Group Inc/The	923	47
Cass Information Systems Inc	865	35
Cathay General Bancorp	1,291	61
Cboe Global Markets Inc	99	19
Central Pacific Financial Corp	1,651	48
Charles Schwab Corp/The	16,432	1,216
Chimera Investment Corp ‡	800	11
Chubb Ltd	6,169	1,705
Cincinnati Financial Corp	891	128
Citigroup Inc	10,501	739
Citizens Financial Group Inc	3,587	157
City Holding Co	607	72
CME Group Inc, Cl A	3,763	874
CNA Financial Corp	253	12
Cohen & Steers Inc	764	71
Coinbase Global Inc, Cl A *	359	89
Columbia Banking System Inc	1,640	44
Comerica Inc	1,232	76
Commerce Bancshares Inc/MO	1,899	118
Community Financial System Inc	710	44
ConnectOne Bancorp Inc	1,891	43
Corpay Inc *	277	94
Credit Acceptance Corp *	177	83
Cullen/Frost Bankers Inc	121	16
Dime Community Bancshares Inc	1,467	45
Discover Financial Services	639	111
Eagle Bancorp Inc	1,035	27
East West Bancorp Inc	1,036	99
Ellington Financial Inc ‡	2,748	33
Enterprise Financial Services Corp	1,063	60
Equitable Holdings Inc	432	20
Essent Group Ltd	970	53
Euronet Worldwide Inc *	74	8
Evercore Inc, Cl A	352	98
Everest Group Ltd	179	65
EVERTEC Inc	1,569	54
F&G Annuities & Life Inc	2,571	107
FactSet Research Systems Inc	306	147
FB Financial Corp	1,250	64
Federal Agricultural Mortgage Corp, Cl C	119	23
Fidelity National Financial Inc	1,063	60
Fidelity National Information Services Inc	7,874	636
Fifth Third Bancorp	4,599	194
First American Financial Corp	814	51
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
First BanCorp/Puerto Rico	821	$15
First Busey Corp	1,790	42
First Commonwealth Financial Corp	3,365	57
First Financial Bancorp	1,921	52
First Financial Bankshares Inc	1,378	50
First Hawaiian Inc	3,126	81
First Horizon Corp	19,071	384
First Interstate BancSystem Inc, Cl A	1,171	38
First Merchants Corp	1,182	47
FirstCash Holdings Inc	612	63
Fiserv Inc *	2,979	612
FNB Corp/PA	3,907	58
Franklin Resources Inc	6,856	139
Genworth Financial Inc, Cl A *	10,439	73
German American Bancorp Inc	1,414	57
Global Payments Inc	842	94
Globe Life Inc	108	12
Goldman Sachs Group Inc/The	3,960	2,268
Goosehead Insurance Inc, Cl A *	215	23
HA Sustainable Infrastructure Capital Inc	3,153	85
Hancock Whitney Corp	1,142	62
Hanover Insurance Group Inc/The	124	19
HarborOne Bancorp Inc	861	10
Hartford Financial Services Group Inc/The	1,006	110
Heartland Financial USA Inc	1,003	61
Heritage Financial Corp/WA	1,744	43
Home BancShares Inc/AR	2,523	71
HomeStreet Inc	309	4
Hope Bancorp Inc	3,233	40
Horace Mann Educators Corp	1,125	44
Houlihan Lokey Inc, Cl A	192	33
Huntington Bancshares Inc/OH	9,540	155
Independent Bank Corp	580	37
Independent Bank Group Inc	846	51
Intercontinental Exchange Inc	1,801	268
Invesco Ltd	18,276	319
Invesco Mortgage Capital Inc ‡	323	3
Jack Henry & Associates Inc	636	111
Jackson Financial Inc, Cl A	1,486	129
Janus Henderson Group PLC	1,207	51
Jefferies Financial Group Inc	2,313	181
JPMorgan Chase & Co	24,586	5,894
KeyCorp	12,904	221
Kinsale Capital Group Inc	73	34
KKR & Co Inc	3,222	477
Lazard Inc, Cl A	2,316	119
Lemonade Inc *	1,665	61
LendingTree Inc *	175	7
Lincoln National Corp	3,621	115
Loews Corp	222	19
LPL Financial Holdings Inc	1,036	338
M&T Bank Corp	512	96
MarketAxess Holdings Inc	144	33

New Covenant Funds	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Marsh & McLennan Cos Inc	2,317	$492
Mastercard Inc, Cl A	9,928	5,228
Mercury General Corp	233	15
MetLife Inc	6,576	538
MFA Financial Inc ‡	1,584	16
MGIC Investment Corp	3,455	82
Moelis & Co, Cl A	461	34
Moody's Corp	3,008	1,424
Morgan Stanley	12,464	1,567
Morningstar Inc	67	23
Mr Cooper Group Inc *	335	32
MSCI Inc, Cl A	635	381
Nasdaq Inc	7,134	552
NBT Bancorp Inc	1,213	58
NCR Atleos Corp *	167	6
Nelnet Inc, Cl A	145	15
New York Community Bancorp Inc	317	3
New York Mortgage Trust Inc ‡	1,944	12
NMI Holdings Inc, Cl A *	1,470	54
Northern Trust Corp	7,549	774
Northfield Bancorp Inc	2,868	33
OFG Bancorp	2,119	90
Old National Bancorp/IN	5,093	111
OneMain Holdings Inc, Cl A	258	13
Orchid Island Capital Inc, Cl A ‡	3,472	27
Pacific Premier Bancorp Inc	3,188	79
Palomar Holdings Inc, Cl A *	145	15
Pathward Financial Inc	266	20
PayPal Holdings Inc *	14,346	1,224
PennyMac Mortgage Investment Trust ‡	16,053	202
Pinnacle Financial Partners Inc	906	104
PNC Financial Services Group Inc/The	1,439	278
Popular Inc	1,507	142
PRA Group Inc *	1,320	28
Primerica Inc	323	88
Principal Financial Group Inc	662	51
ProAssurance Corp *	1,351	22
PROG Holdings Inc	832	35
Progressive Corp/The	7,459	1,787
Prosperity Bancshares Inc	1,192	90
Provident Financial Services Inc	4,392	83
Prudential Financial Inc	974	115
Radian Group Inc	1,924	61
Raymond James Financial Inc	1,949	303
Redwood Trust Inc ‡	2,992	20
Regions Financial Corp	49,142	1,156
Reinsurance Group of America Inc, Cl A	578	123
RenaissanceRe Holdings Ltd	69	17
Renasant Corp	1,366	49
Repay Holdings Corp, Cl A *	7,436	57
Rithm Capital Corp ‡	1,403	15
RLI Corp	545	90
Robinhood Markets Inc, Cl A *	4,901	183

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
S&P Global Inc	4,926	$2,453
Sandy Spring Bancorp Inc	1,350	46
Seacoast Banking Corp of Florida	1,616	44
ServisFirst Bancshares Inc	187	16
SLM Corp	8,316	229
SouthState Corp	216	21
Starwood Property Trust Inc ‡	2,000	38
State Street Corp	9,337	916
Stifel Financial Corp	245	26
Synchrony Financial	4,720	307
Synovus Financial Corp	1,267	65
T Rowe Price Group Inc	2,711	307
Texas Capital Bancshares Inc *	822	64
TFS Financial Corp	573	7
TPG RE Finance Trust Inc ‡	2,439	21
Travelers Cos Inc/The	4,033	972
TriCo Bancshares	1,219	53
Triumph Financial Inc *	822	75
Truist Financial Corp	14,236	618
Trustmark Corp	1,410	50
Two Harbors Investment Corp ‡	1,597	19
UMB Financial Corp	715	81
Univest Financial Corp	1,820	54
Unum Group	1,638	120
Upstart Holdings Inc *	1,290	79
US Bancorp	3,576	171
Valley National Bancorp	4,269	39
Veritex Holdings Inc	348	9
Virtu Financial Inc, Cl A	3,026	108
Visa Inc, Cl A	19,076	6,029
W R Berkley Corp	370	22
Walker & Dunlop Inc	749	73
Washington Trust Bancorp Inc	924	29
Webster Financial Corp	2,008	111
Wells Fargo & Co	24,125	1,695
Westamerica BanCorp	731	38
Western Alliance Bancorp	1,801	150
Western Union Co/The	425	5
WEX Inc *	55	10
Willis Towers Watson PLC	907	284
Wintrust Financial Corp	708	88
XP Inc, Cl A *	3,989	47
Zions Bancorp NA	1,771	96
		77,104
Health Care — 10.8%
Abbott Laboratories	23,059	2,608
AbbVie Inc	19,689	3,499
Acadia Healthcare Co Inc *	220	9
Accolade Inc *	956	3
AdaptHealth Corp, Cl A *	2,632	25
Adaptive Biotechnologies Corp *	1,704	10
Addus HomeCare Corp *	495	62
Agilent Technologies Inc	765	103

6	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Agios Pharmaceuticals Inc *	1,062	$35
Akero Therapeutics Inc *	913	25
Alector Inc *	2,628	5
Align Technology Inc *	311	65
Alkermes PLC *	2,433	70
Allogene Therapeutics Inc *	1,838	4
Alnylam Pharmaceuticals Inc *	562	132
Amedisys Inc *	56	5
Amgen Inc	6,232	1,624
Amicus Therapeutics Inc *	5,193	49
AMN Healthcare Services Inc *	832	20
AnaptysBio Inc *	1,908	25
Anika Therapeutics Inc *	920	15
Apellis Pharmaceuticals Inc *	1,789	57
Arcturus Therapeutics Holdings Inc *	483	8
Arrowhead Pharmaceuticals Inc *	251	5
Arvinas Inc *	1,298	25
Astrana Health Inc *	344	11
AtriCure Inc *	1,029	31
Avanos Medical Inc *	301	5
Avantor Inc *	1,656	35
Avidity Biosciences Inc *	2,388	69
Azenta Inc *	207	10
Baxter International Inc	10,902	318
Becton Dickinson & Co	542	123
BioCryst Pharmaceuticals Inc *	1,030	8
Biogen Inc *	1,991	304
Biohaven Ltd *	45	2
BioLife Solutions Inc *	2,163	56
BioMarin Pharmaceutical Inc *	1,042	68
Bio-Rad Laboratories Inc, Cl A *	32	11
Bio-Techne Corp	212	15
Boston Scientific Corp *	16,399	1,465
Bridgebio Pharma Inc *	241	7
Bristol-Myers Squibb Co	12,713	719
Brookdale Senior Living Inc *	7,397	37
Cardinal Health Inc	1,413	167
CareDx Inc *	4,535	97
Cassava Sciences Inc *	614	1
Castle Biosciences Inc *	730	19
Catalyst Pharmaceuticals Inc *	6,810	142
Cencora Inc, Cl A	589	132
Centene Corp *	4,805	291
Charles River Laboratories International Inc *	77	14
Cigna Group/The	4,207	1,162
Collegium Pharmaceutical Inc *	2,915	84
Cooper Cos Inc/The	944	87
Corcept Therapeutics Inc *	3,878	195
CorVel Corp *	375	42
Crinetics Pharmaceuticals Inc *	2,310	118
CryoPort Inc *	871	7
CVS Health Corp	2,474	111
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cytokinetics Inc *	1,159	$55
Danaher Corp	10,043	2,305
DaVita Inc *	160	24
Denali Therapeutics Inc *	2,631	54
DENTSPLY SIRONA Inc	3,113	59
Dexcom Inc *	3,388	263
Edwards Lifesciences Corp *	8,484	628
Elanco Animal Health Inc *	398	5
Elevance Health Inc	4,568	1,685
Eli Lilly & Co	9,056	6,991
Embecta Corp	887	18
Enanta Pharmaceuticals Inc *	785	5
Encompass Health Corp	164	15
Enhabit Inc *	82	1
Enovis Corp *	485	21
Envista Holdings Corp *	317	6
Exact Sciences Corp *	930	52
Exelixis Inc *	4,344	145
Fate Therapeutics Inc *	3,277	5
Fortrea Holdings Inc *	515	10
Fulgent Genetics Inc *	853	16
GE HealthCare Technologies Inc	153	12
Gilead Sciences Inc	14,228	1,314
Glaukos Corp *	167	25
Globus Medical Inc, Cl A *	179	15
GRAIL Inc *	352	6
Haemonetics Corp *	195	15
Halozyme Therapeutics Inc *	2,641	126
HCA Healthcare Inc	672	202
Health Catalyst Inc *	1,594	11
HealthEquity Inc *	673	65
Henry Schein Inc *	1,546	107
Hologic Inc *	927	67
Humana Inc	242	61
Ideaya Biosciences Inc *	4,068	105
IDEXX Laboratories Inc *	707	292
IGM Biosciences Inc *	1,084	7
Illumina Inc *	2,114	282
Inari Medical Inc *	419	21
Incyte Corp *	1,063	73
Innoviva Inc *	3,557	62
Inogen Inc *	706	6
Insmed Inc *	2,129	147
Insulet Corp *	65	17
Integer Holdings Corp *	625	83
Integra LifeSciences Holdings Corp *	188	4
Intellia Therapeutics Inc *	1,231	14
Intuitive Surgical Inc *	4,209	2,197
Ionis Pharmaceuticals Inc *	782	27
Iovance Biotherapeutics Inc *	1,433	11
IQVIA Holdings Inc *	491	96
iRhythm Technologies Inc *	210	19
Ironwood Pharmaceuticals Inc, Cl A *	3,844	17

New Covenant Funds	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
iTeos Therapeutics Inc *	5,921	$45
Jazz Pharmaceuticals PLC *	616	76
Johnson & Johnson	30,457	4,405
Kiniksa Pharmaceuticals International Plc, Cl A *	801	16
Kodiak Sciences Inc *	1,218	12
Krystal Biotech Inc *	823	129
Kura Oncology Inc *	3,438	30
Labcorp Holdings Inc	515	118
Lantheus Holdings Inc *	997	89
Ligand Pharmaceuticals Inc *	462	50
LivaNova PLC *	657	30
MacroGenics Inc *	1,782	6
Madrigal Pharmaceuticals Inc *	353	109
McKesson Corp	308	176
Medtronic PLC	19,976	1,596
MeiraGTx Holdings plc *	4,240	26
Merck & Co Inc	31,776	3,161
Mettler-Toledo International Inc *	404	494
Moderna Inc *	3,544	147
Myriad Genetics Inc *	1,860	26
National Research Corp	779	14
Neogen Corp *	300	4
Neurocrine Biosciences Inc *	717	98
Nevro Corp *	83	—
Novavax Inc *	816	7
Novocure Ltd *	905	27
OmniAb Inc, Cl W *	2,263	8
Omnicell Inc *	466	21
Option Care Health Inc *	648	15
OraSure Technologies Inc *	6,042	22
Organon & Co	649	10
Pediatrix Medical Group Inc *	417	5
Pennant Group Inc/The *	1,609	43
Penumbra Inc *	72	17
Perrigo Co PLC	211	5
Pfizer Inc	67,874	1,801
Phreesia Inc *	361	9
Premier Inc, Cl A	2,266	48
Protagonist Therapeutics Inc *	1,083	42
Prothena Corp PLC *	5,314	74
PTC Therapeutics Inc *	1,021	46
QIAGEN NV	2,267	101
Quest Diagnostics Inc	865	131
Recursion Pharmaceuticals Inc, Cl A *	19,169	130
Regeneron Pharmaceuticals Inc *	1,105	787
REGENXBIO Inc *	456	4
Relay Therapeutics Inc *	11,508	47
Repligen Corp *	553	80
ResMed Inc	459	105
Revance Therapeutics Inc *	3,056	9
Revvity Inc	120	13
Rocket Pharmaceuticals Inc *	932	12
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sage Therapeutics Inc *	516	$3
Sarepta Therapeutics Inc *	87	11
Simulations Plus Inc	1,477	41
Solventum Corp *	1,703	113
STAAR Surgical Co *	2,233	54
STERIS PLC	501	103
Stryker Corp	2,003	721
Supernus Pharmaceuticals Inc *	2,174	79
Surmodics Inc *	1,169	46
Tactile Systems Technology Inc *	728	12
Tandem Diabetes Care Inc *	144	5
Teleflex Inc	486	87
Theravance Biopharma Inc *	2,200	21
Thermo Fisher Scientific Inc	4,827	2,511
Tourmaline Bio Inc *	5,108	104
Travere Therapeutics Inc *	3,434	60
Twist Bioscience Corp *	606	28
Ultragenyx Pharmaceutical Inc *	1,143	48
United Therapeutics Corp *	559	197
UnitedHealth Group Inc	9,331	4,720
Universal Health Services Inc, Cl B	80	14
US Physical Therapy Inc	428	38
Utah Medical Products Inc	515	32
Varex Imaging Corp *	1,631	24
Vaxcyte Inc *	1,042	85
Veeva Systems Inc, Cl A *	1,157	243
Vericel Corp *	1,218	67
Vertex Pharmaceuticals Inc *	3,305	1,331
Viatris Inc, Cl W	1,277	16
Viking Therapeutics Inc *	1,343	54
Waters Corp *	395	147
West Pharmaceutical Services Inc	250	82
Xencor Inc *	1,686	39
Y-mAbs Therapeutics Inc *	3,117	24
Zentalis Pharmaceuticals Inc *	497	2
Zimmer Biomet Holdings Inc	1,054	111
Zimvie Inc *	350	5
Zoetis Inc, Cl A	6,022	981
		59,055
Industrials — 9.0%
3M Co	1,324	171
A O Smith Corp	1,708	116
AAON Inc	288	34
ABM Industries Inc	3,427	175
ACCO Brands Corp	5,214	27
Acuity Brands Inc	84	25
AerSale Corp *	23,976	151
AGCO Corp	149	14
Air Lease Corp, Cl A	1,053	51
Alamo Group Inc	86	16
Alaska Air Group Inc *	4,763	308
Albany International Corp, Cl A	8,103	648
Allegion plc	855	112

8	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Allison Transmission Holdings Inc	1,098	$119
American Airlines Group Inc *	405	7
American Woodmark Corp *	461	37
AMETEK Inc	794	143
Apogee Enterprises Inc	1,229	88
Applied Industrial Technologies Inc	492	118
ArcBest Corp	336	31
Archer Aviation Inc, Cl A *	12,727	124
Arcosa Inc	1,128	109
Argan Inc	704	96
Armstrong World Industries Inc	161	23
Array Technologies Inc *	7,510	45
Astec Industries Inc	204	7
Astronics Corp *	5,455	87
Atkore Inc	453	38
Automatic Data Processing Inc	7,653	2,240
Avis Budget Group Inc *	445	36
Axon Enterprise Inc *	1,902	1,130
AZZ Inc	1,071	88
Barnes Group Inc	807	38
Blink Charging Co *	1,491	2
Bloom Energy Corp, Cl A *	4,597	102
Brink's Co/The	540	50
Broadridge Financial Solutions Inc	720	163
Byrna Technologies Inc *	4,312	124
Cadre Holdings Inc	2,729	88
Carlisle Cos Inc	311	115
Carrier Global Corp	6,184	422
CBIZ Inc *	1,805	148
CH Robinson Worldwide Inc	148	15
Chart Industries Inc *	576	110
Cimpress PLC *	398	29
Cintas Corp	7,628	1,394
Clarivate PLC *	11,944	61
Clean Harbors Inc *	137	31
CNH Industrial NV	7,547	85
Comfort Systems USA Inc	255	108
Concentrix Corp	387	17
Construction Partners Inc, Cl A *	391	35
Copart Inc *	5,136	295
Core & Main Inc, Cl A *	1,715	87
Crane Co	135	20
CSG Systems International Inc	965	49
CSW Industrials Inc	116	41
CSX Corp	29,082	938
Cummins Inc	3,179	1,108
Custom Truck One Source Inc *	15,463	74
Dayforce Inc *	792	58
Deere & Co	4,735	2,006
Delta Air Lines Inc	2,139	129
Deluxe Corp	981	22
Distribution Solutions Group Inc *	3,044	105
DNOW Inc *	4,359	57
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Donaldson Co Inc	202	$14
Dover Corp	383	72
Dycom Industries Inc *	704	123
Eaton Corp PLC	6,490	2,154
EMCOR Group Inc	565	256
Emerson Electric Co	1,464	181
Enerpac Tool Group Corp, Cl A	2,369	97
EnerSys	664	61
Enovix Corp *	4,020	44
Enpro Inc	738	127
Enviri Corp *	7,225	56
Equifax Inc	64	16
Esab Corp	485	58
ESCO Technologies Inc	568	76
Eve Holding Inc *	20,585	112
EVERUS CONSTRUCTION GROUP *	97	6
ExlService Holdings Inc *	680	30
Expeditors International of Washington Inc	1,163	129
Exponent Inc	135	12
Fastenal Co	242	17
Federal Signal Corp	1,560	144
FedEx Corp	603	170
Ferguson Enterprises Inc	582	101
Flowserve Corp	239	14
Forrester Research Inc *	1,169	18
Fortune Brands Innovations Inc	174	12
Forward Air Corp	144	5
Franklin Electric Co Inc	180	18
FTI Consulting Inc *	443	85
Gates Industrial Corp PLC *	886	18
GE Vernova Inc *	1,132	372
Generac Holdings Inc *	203	31
General Electric Co	8,110	1,353
Genpact Ltd	5,562	239
Gibraltar Industries Inc *	164	10
Graco Inc	223	19
Granite Construction Inc	1,780	156
Great Lakes Dredge & Dock Corp *	4,289	48
Greenbrier Cos Inc/The	1,583	97
GXO Logistics Inc *	1,041	45
Healthcare Services Group Inc *	422	5
Helios Technologies Inc	1,091	49
Herc Holdings Inc	1,012	192
Hexcel Corp	15,837	993
Hillenbrand Inc	300	9
HNI Corp	1,910	96
Howmet Aerospace Inc	8,758	958
Hubbell Inc, Cl B	78	33
Huron Consulting Group Inc *	1,227	152
ICF International Inc	545	65
IDEX Corp	68	14
Illinois Tool Works Inc	7,609	1,929
Ingersoll Rand Inc	11,165	1,010

New Covenant Funds	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Insperity Inc	592	$46
Interface Inc, Cl A	12,208	297
Intuitive Machines Inc *	18,578	337
ITT Inc	918	131
JB Hunt Transport Services Inc	437	75
JetBlue Airways Corp *	837	7
Joby Aviation Inc *	15,834	129
John Bean Technologies Corp	439	56
Johnson Controls International plc	8,308	656
Kadant Inc	65	22
Kelly Services Inc, Cl A	2,214	31
Kennametal Inc	1,343	32
Kforce Inc	444	25
Kirby Corp *	1,032	109
Knight-Swift Transportation Holdings Inc, Cl A	1,357	72
Korn Ferry	1,193	80
Landstar System Inc	83	14
Lennox International Inc	44	27
Lincoln Electric Holdings Inc	1,027	193
Lindsay Corp	91	11
Liquidity Services Inc *	2,249	73
Loar Holdings Inc *	1,413	104
Luxfer Holdings PLC ADR	3,194	42
Lyft Inc, Cl A *	7,511	97
ManpowerGroup Inc	3,586	207
Marten Transport Ltd	592	9
Masco Corp	245	18
Masterbrand Inc *	174	3
Matson Inc	1,273	172
Maximus Inc	682	51
McGrath RentCorp	666	74
Middleby Corp/The *	103	14
MillerKnoll Inc	2,900	65
MRC Global Inc *	3,597	46
MSC Industrial Direct Co Inc, Cl A	1,115	83
Mueller Industries Inc	1,799	143
Nordson Corp	600	126
Norfolk Southern Corp	2,628	617
NuScale Power Corp *	7,211	129
NV5 Global Inc *	808	15
nVent Electric PLC	457	31
Old Dominion Freight Line Inc	84	15
Omega Flex Inc	70	3
OPENLANE Inc *	2,303	46
Oshkosh Corp	2,762	263
Otis Worldwide Corp	2,457	228
Owens Corning	4,500	766
PACCAR Inc	1,004	104
Parker-Hannifin Corp	389	247
Paychex Inc	2,612	366
Paycom Software Inc	194	40
Paycor HCM Inc *	8,733	162
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Paylocity Holding Corp *	417	$83
Pentair PLC	245	25
Pitney Bowes Inc	11,792	85
Planet Labs PBC *	11,494	46
Plug Power Inc *	4,368	9
Primoris Services Corp	1,960	150
Proto Labs Inc *	91	4
Quanta Services Inc	354	112
RB Global Inc	132	12
RBC Bearings Inc *	64	19
Redwire Corp *	8,289	136
Regal Rexnord Corp	1,068	166
Republic Services Inc, Cl A	969	195
Resideo Technologies Inc *	18,071	417
Resources Connection Inc	7,466	64
Robert Half Inc	806	57
Rocket Lab USA Inc *	4,358	111
Rockwell Automation Inc	1,620	463
Rollins Inc	2,503	116
RXO Inc *	1,041	25
Ryder System Inc	1,425	223
Saia Inc *	96	44
Schneider National Inc, Cl B	521	15
Sensata Technologies Holding PLC	4,273	117
Shyft Group Inc/The	429	5
Simpson Manufacturing Co Inc	643	107
SiteOne Landscape Supply Inc *	361	48
Snap-on Inc	318	108
Southwest Airlines Co	322	11
Spirit AeroSystems Holdings Inc, Cl A *	34,300	1,169
SPX Technologies Inc *	999	145
Standex International Corp	622	116
Stanley Black & Decker Inc	1,349	108
Steelcase Inc, Cl A	2,620	31
Sterling Infrastructure Inc *	972	164
Sunrun Inc *	1,979	18
Tennant Co	639	52
Terex Corp	341	16
Tetra Tech Inc	2,820	112
Timken Co/The	204	15
Toro Co/The	1,175	94
TPI Composites Inc *	56,969	108
Trane Technologies PLC	1,779	657
TransUnion	135	12
Trex Co Inc *	1,134	78
TriNet Group Inc	877	80
Trinity Industries Inc	511	18
TrueBlue Inc *	6,393	54
TTEC Holdings Inc	202	1
Uber Technologies Inc *	13,641	823
UFP Industries Inc	196	22
U-Haul Holding Co *	28	2
U-Haul Holding Co, Cl B	252	16

10	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
UniFirst Corp/MA	235	$40
Union Pacific Corp	7,120	1,624
United Airlines Holdings Inc *	289	28
United Parcel Service Inc, Cl B	8,300	1,047
United Rentals Inc	1,306	920
Upwork Inc *	3,753	61
Valmont Industries Inc	76	23
Veralto Corp	1,397	142
Verisk Analytics Inc, Cl A	1,729	476
Vertiv Holdings Co, Cl A	1,255	143
Vestis Corp	130	2
Viad Corp *	2,883	123
Virgin Galactic Holdings Inc *	17,542	103
VirTra Inc *	13,409	90
Wabash National Corp	3,217	55
Waste Management Inc	6,467	1,305
Watsco Inc	52	25
Watts Water Technologies Inc, Cl A	507	103
WESCO International Inc	2,518	456
Westinghouse Air Brake Technologies Corp	465	88
WillScot Holdings Corp, Cl A *	590	20
WW Grainger Inc	1,310	1,381
Xylem Inc/NY	8,239	956
Zurn Elkay Water Solutions Corp	1,629	61
		49,506
Information Technology — 30.2%
8x8 Inc *	2,725	7
Accenture PLC, Cl A	8,189	2,881
ACI Worldwide Inc *	1,373	71
Adeia Inc	2,351	33
Adobe Inc *	4,882	2,171
ADTRAN Holdings Inc *	979	8
Advanced Energy Industries Inc	725	84
Advanced Micro Devices Inc *	17,571	2,122
Agilysys Inc *	323	43
Akamai Technologies Inc *	6,014	575
Alarm.com Holdings Inc *	1,192	72
Altair Engineering Inc, Cl A *	269	29
Ambarella Inc *	160	12
Amdocs Ltd	3,632	309
Amkor Technology Inc	3,864	99
Amphenol Corp, Cl A	9,296	646
Analog Devices Inc	2,948	626
ANSYS Inc *	683	230
Appian Corp, Cl A *	1,246	41
Apple Inc	134,750	33,744
Applied Materials Inc	12,856	2,091
AppLovin Corp, Cl A *	1,021	331
Arista Networks Inc *	5,017	555
Arlo Technologies Inc *	7,542	84
Arrow Electronics Inc *	1,639	185
Asana Inc, Cl A *	3,091	63
ASGN Inc *	146	12
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Aspen Technology Inc *	173	$43
Atlassian Corp, Cl A *	76	19
Autodesk Inc *	3,559	1,052
Avnet Inc	325	17
Axcelis Technologies Inc *	951	66
Badger Meter Inc	775	164
Belden Inc	155	17
Benchmark Electronics Inc	1,447	66
Bentley Systems Inc, Cl B	1,422	66
BigCommerce Holdings Inc *	3,803	23
BILL Holdings Inc *	185	16
Blackbaud Inc *	629	47
BlackLine Inc *	185	11
Box Inc, Cl A *	539	17
Broadcom Inc	46,870	10,866
Cadence Design Systems Inc *	3,902	1,172
CDW Corp/DE	806	140
Cerence Inc *	493	4
Ciena Corp *	1,223	104
Cirrus Logic Inc *	640	64
Cisco Systems Inc	55,187	3,267
Cloudflare Inc, Cl A *	985	106
Cognex Corp	203	7
Cognizant Technology Solutions Corp, Cl A	8,315	639
Coherent Corp *	265	25
Cohu Inc *	3,416	91
CommScope Holding Co Inc *	18,091	94
CommVault Systems Inc *	219	33
Consensus Cloud Solutions Inc *	180	4
Corning Inc	6,104	290
Crane NXT Co	135	8
Crowdstrike Holdings Inc, Cl A *	1,484	508
CTS Corp	301	16
Datadog Inc, Cl A *	1,589	227
Dell Technologies Inc, Cl C	968	112
DocuSign Inc, Cl A *	1,618	146
Dolby Laboratories Inc, Cl A	731	57
Domo Inc, Cl B *	297	2
Dropbox Inc, Cl A *	2,914	88
Dynatrace Inc *	465	25
E2open Parent Holdings Inc *	20,021	53
Elastic NV *	183	18
Enphase Energy Inc *	60	4
Extreme Networks Inc *	4,187	70
F5 Inc *	578	145
Fair Isaac Corp *	16	32
Fastly Inc, Cl A *	905	9
First Solar Inc *	1,385	244
Five9 Inc *	93	4
FormFactor Inc *	353	16
Fortinet Inc *	5,251	496
Gartner Inc *	224	109
Gen Digital Inc	4,737	130

New Covenant Funds	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
GLOBALFOUNDRIES Inc *	1,732	$74
Globant SA *	271	58
GoDaddy Inc, Cl A *	1,102	218
Guidewire Software Inc *	894	151
Hackett Group Inc/The	3,129	96
HubSpot Inc *	322	224
Ichor Holdings Ltd *	2,906	94
Infinera Corp *	6,579	43
Insight Enterprises Inc *	132	20
Intel Corp	45,980	922
InterDigital Inc	626	121
International Business Machines Corp	11,006	2,419
Intuit Inc	3,638	2,286
IPG Photonics Corp *	558	41
Itron Inc *	588	64
Jabil Inc	1,012	146
Juniper Networks Inc	7,826	293
Keysight Technologies Inc *	5,247	843
Kimball Electronics Inc *	2,142	40
KLA Corp	1,732	1,091
Knowles Corp *	2,314	46
Kulicke & Soffa Industries Inc	764	36
Kyndryl Holdings Inc *	2,624	91
Lam Research Corp	21,190	1,531
Lattice Semiconductor Corp *	369	21
Littelfuse Inc	60	14
Lumentum Holdings Inc *	660	55
Manhattan Associates Inc *	522	141
MARA Holdings Inc *	3,468	58
Marvell Technology Inc	7,143	789
Matterport Inc *	11,962	57
Microchip Technology Inc	1,268	73
Micron Technology Inc	11,221	944
Microsoft Corp	74,145	31,252
MicroStrategy Inc, Cl A *	276	80
MKS Instruments Inc	103	11
MongoDB Inc, Cl A *	574	134
Monolithic Power Systems Inc	64	38
N-able Inc/US *	317	3
nCino Inc *	3,450	116
NCR Voyix Corp *	334	5
NetApp Inc	2,936	341
NETGEAR Inc *	7,406	206
NetScout Systems Inc *	2,073	45
Novanta Inc *	98	15
Nutanix Inc, Cl A *	359	22
NVIDIA Corp	233,347	31,336
Okta Inc, Cl A *	812	64
ON Semiconductor Corp *	1,757	111
Oracle Corp	17,480	2,913
OSI Systems Inc *	497	83
PagerDuty Inc *	1,821	33
Palantir Technologies Inc, Cl A *	12,875	974
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Palo Alto Networks Inc *	7,672	$1,396
Pegasystems Inc	150	14
Plexus Corp *	589	92
Power Integrations Inc	196	12
Procore Technologies Inc *	1,013	76
Progress Software Corp	1,206	79
PROS Holdings Inc *	818	18
PTC Inc *	677	124
Pure Storage Inc, Cl A *	685	42
Qorvo Inc *	100	7
QUALCOMM Inc	13,054	2,005
Qualys Inc *	591	83
Rambus Inc *	2,829	150
Rapid7 Inc *	393	16
RingCentral Inc, Cl A *	699	24
Riot Platforms Inc *	3,379	35
Rogers Corp *	392	40
Roper Technologies Inc	193	100
Salesforce Inc	10,934	3,656
Sanmina Corp *	189	14
ScanSource Inc *	1,292	61
Semtech Corp *	1,000	62
ServiceNow Inc *	2,243	2,378
Silicon Laboratories Inc *	437	54
Skyworks Solutions Inc	308	27
Smartsheet Inc, Cl A *	266	15
Snowflake Inc, Cl A *	3,330	514
SolarWinds Corp	317	5
SPS Commerce Inc *	152	28
Super Micro Computer Inc *	1,220	37
Synaptics Inc *	142	11
Synopsys Inc *	1,235	599
TD SYNNEX Corp	387	45
Teledyne Technologies Inc *	31	14
Teradata Corp *	2,108	66
Teradyne Inc	945	119
Texas Instruments Inc	6,761	1,268
Trimble Inc *	2,035	144
TTM Technologies Inc *	3,386	84
Tucows Inc, Cl A *	170	3
Turtle Beach Corp *	6,220	108
Twilio Inc, Cl A *	1,420	153
Tyler Technologies Inc *	393	227
Ubiquiti Inc	48	16
UiPath Inc, Cl A *	4,174	53
Unisys Corp *	689	4
Unity Software Inc *	2,638	59
Universal Display Corp	1,955	286
Varonis Systems Inc, Cl B *	327	15
Verint Systems Inc *	947	26
VeriSign Inc *	802	166
ViaSat Inc *	693	6
Viavi Solutions Inc *	3,355	34

12	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Digital Corp *	2,423	$144
Wolfspeed Inc *	248	2
Workday Inc, Cl A *	2,079	536
Workiva Inc, Cl A *	1,224	134
Xerox Holdings Corp	4,697	40
Xperi Inc *	940	10
Zebra Technologies Corp, Cl A *	438	169
Zoom Video Communications Inc, Cl A *	2,001	163
Zscaler Inc *	491	89
		165,012
Materials — 2.6%
AdvanSix Inc	1,143	33
Air Products and Chemicals Inc	3,357	974
Albemarle Corp	752	65
Alcoa Corp	4,188	158
Amcor PLC	4,821	45
AptarGroup Inc	1,944	305
Arcadium Lithium PLC *	13,971	72
Arch Resources Inc	94	13
Ardagh Metal Packaging SA	35,612	107
Ashland Inc	152	11
ATI Inc *	2,362	130
Avery Dennison Corp	88	16
Avient Corp	1,216	50
Axalta Coating Systems Ltd *	3,085	106
Balchem Corp *	107	17
Ball Corp	13,648	752
Berry Global Group Inc	1,670	108
Cabot Corp	238	22
Carpenter Technology Corp	1,006	171
Celanese Corp, Cl A	93	6
CF Industries Holdings Inc	1,865	159
Chemours Co/The	2,832	48
Cleveland-Cliffs Inc *	6,197	58
Coeur Mining Inc *	6,945	40
Commercial Metals Co	1,211	60
Compass Minerals International Inc	851	10
Constellium SE, Cl A *	4,520	46
Corteva Inc	885	50
CRH PLC	1,464	135
Crown Holdings Inc	9,429	780
Dow Inc	6,392	256
DuPont de Nemours Inc	1,359	104
Eagle Materials Inc	126	31
Eastman Chemical Co	8,589	784
Ecolab Inc	2,293	537
FMC Corp	2,400	117
Freeport-McMoRan Inc	26,012	991
Graphic Packaging Holding Co	681	18
Greif Inc, Cl A	1,122	69
Greif Inc, Cl B	1,759	119
HB Fuller Co	158	11
Huntsman Corp	475	9
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ingevity Corp *	563	$23
Innospec Inc	499	55
International Flavors & Fragrances Inc	2,307	195
International Paper Co	360	19
Knife River Corp *	96	10
Linde PLC	7,444	3,117
Louisiana-Pacific Corp	1,155	120
LyondellBasell Industries NV, Cl A	2,182	162
Martin Marietta Materials Inc	397	205
Metallus Inc *	5,421	77
Minerals Technologies Inc	182	14
Mosaic Co/The	3,590	88
Newmont Corp	17,630	656
Novagold Resources Inc *	1,266	4
Nucor Corp	1,828	213
O-I Glass Inc, Cl I *	9,926	108
Packaging Corp of America	101	23
PPG Industries Inc	2,274	272
Quaker Chemical Corp	55	8
Radius Recycling Inc, Cl A	1,418	22
Reliance Inc	412	111
Royal Gold Inc	512	67
Scotts Miracle-Gro Co/The	163	11
Sealed Air Corp	293	10
Sensient Technologies Corp	161	11
Sherwin-Williams Co/The	704	239
Smurfit WestRock PLC	336	18
Sonoco Products Co	185	9
Southern Copper Corp	276	25
Steel Dynamics Inc	2,648	302
Stepan Co	138	9
Summit Materials Inc, Cl A *	447	23
Sylvamo Corp	32	2
TriMas Corp	1,583	39
Tronox Holdings PLC	4,385	44
United States Lime & Minerals Inc	490	65
United States Steel Corp	3,709	126
Vulcan Materials Co	665	171
Warrior Met Coal Inc	969	53
Westlake Corp	137	16
Worthington Steel Inc	223	7
		14,342
Real Estate — 2.2%
Acadia Realty Trust ‡	1,946	47
Agree Realty Corp ‡	736	52
Alexander & Baldwin Inc ‡	2,342	42
Alexandria Real Estate Equities Inc ‡	846	83
American Homes 4 Rent, Cl A ‡	375	14
American Tower Corp, Cl A ‡	1,446	265
Anywhere Real Estate Inc *	4,621	15
Apartment Investment and Management Co, Cl A *‡	1,711	16
Apple Hospitality REIT Inc ‡	718	11

New Covenant Funds	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AvalonBay Communities Inc ‡	3,261	$717
Brandywine Realty Trust ‡	14,492	81
Brixmor Property Group Inc ‡	4,703	131
BXP Inc ‡	1,468	109
Camden Property Trust ‡	125	15
CareTrust REIT Inc ‡	2,438	66
CBRE Group Inc, Cl A *	12,327	1,618
Community Healthcare Trust Inc ‡	1,136	22
COPT Defense Properties ‡	3,986	123
CoStar Group Inc *	1,202	86
Cousins Properties Inc ‡	289	9
Crown Castle Inc ‡	4,174	379
CubeSmart ‡	377	16
Curbline Properties Corp *‡	1,866	43
Cushman & Wakefield PLC *	2,593	34
DiamondRock Hospitality Co ‡	4,575	41
Digital Realty Trust Inc ‡	640	113
Douglas Emmett Inc ‡	448	8
EastGroup Properties Inc ‡	306	49
Elme Communities ‡	1,705	26
Empire State Realty Trust Inc, Cl A ‡	5,592	58
EPR Properties ‡	735	33
Equinix Inc ‡	347	327
Equity LifeStyle Properties Inc ‡	167	11
Equity Residential ‡	3,485	250
Essential Properties Realty Trust Inc ‡	2,028	63
Essex Property Trust Inc ‡	454	130
Extra Space Storage Inc ‡	634	95
Federal Realty Investment Trust ‡	114	13
First Industrial Realty Trust Inc ‡	263	13
Four Corners Property Trust Inc ‡	1,848	50
Gaming and Leisure Properties Inc ‡	283	14
Healthcare Realty Trust Inc, Cl A ‡	392	7
Healthpeak Properties Inc ‡	5,007	101
Highwoods Properties Inc ‡	247	8
Host Hotels & Resorts Inc ‡	5,040	88
Howard Hughes Holdings Inc *	795	61
Hudson Pacific Properties Inc ‡	2,475	7
Innovative Industrial Properties Inc, Cl A ‡	59	4
Invitation Homes Inc ‡	1,509	48
Iron Mountain Inc ‡	1,626	171
JBG SMITH Properties ‡	2,065	32
Jones Lang LaSalle Inc *	1,270	321
Kilroy Realty Corp ‡	2,593	105
Kimco Realty Corp ‡	7,790	183
Kite Realty Group Trust ‡	3,286	83
Lamar Advertising Co, Cl A ‡	1,059	129
LTC Properties Inc ‡	1,142	39
LXP Industrial Trust ‡	966	8
Macerich Co/The ‡	5,508	110
Marcus & Millichap Inc	1,380	53
Medical Properties Trust Inc ‡	2,513	10
Mid-America Apartment Communities Inc ‡	318	49
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NET Lease Office Properties *‡	10	$—
Newmark Group Inc, Cl A	3,753	48
Omega Healthcare Investors Inc ‡	1,229	47
Orion Office REIT Inc ‡	124	—
Outfront Media Inc ‡	1,990	35
Paramount Group Inc ‡	5,922	29
Park Hotels & Resorts Inc ‡	1,996	28
Pebblebrook Hotel Trust ‡	1,899	26
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	21
PotlatchDeltic Corp ‡	231	9
Prologis Inc ‡	13,727	1,451
Public Storage ‡	384	115
Rayonier Inc ‡	1,593	42
RE/MAX Holdings Inc, Cl A *	1,292	14
Realty Income Corp ‡	2,112	113
Redfin Corp *	458	4
Regency Centers Corp ‡	17,514	1,295
Rexford Industrial Realty Inc ‡	241	9
RLJ Lodging Trust ‡	2,849	29
RMR Group Inc/The, Cl A	1,095	23
Ryman Hospitality Properties Inc ‡	577	60
Safehold Inc ‡	968	18
SBA Communications Corp, Cl A ‡	684	139
Seaport Entertainment Group Inc *	88	2
Service Properties Trust ‡	483	1
Simon Property Group Inc ‡	698	120
SITE Centers Corp ‡	933	14
SL Green Realty Corp ‡	2,468	168
St Joe Co/The	460	21
STAG Industrial Inc ‡	359	12
Star Holdings *‡	480	5
Summit Hotel Properties Inc ‡	4,173	29
Sun Communities Inc ‡	272	33
Tanger Inc ‡	647	22
UDR Inc ‡	250	11
Uniti Group Inc ‡	1,247	7
Urban Edge Properties ‡	2,679	58
Ventas Inc ‡	2,183	129
VICI Properties Inc, Cl A ‡	3,317	97
Vornado Realty Trust *‡	2,903	122
Welltower Inc ‡	1,795	226
Weyerhaeuser Co ‡	17,005	479
WP Carey Inc ‡	149	8
Xenia Hotels & Resorts Inc ‡	2,347	35
Zillow Group Inc, Cl C *	1,112	82
		12,141
Utilities — 1.8%
AES Corp/The	5,282	68
ALLETE Inc	620	40
Alliant Energy Corp	213	13
Ameren Corp	141	13
American Electric Power Co Inc	5,930	547
American States Water Co	580	45

14	New Covenant Funds

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
American Water Works Co Inc	2,717	$338
Atmos Energy Corp	461	64
BROOKFIELD INFRASTRUCTURE-A *	1,827	73
CenterPoint Energy Inc	434	14
Clearway Energy Inc, Cl A	1,758	43
Clearway Energy Inc, Cl C	456	12
CMS Energy Corp	20,708	1,380
Consolidated Edison Inc	1,130	101
Constellation Energy Corp	685	153
Dominion Energy Inc	2,121	114
DTE Energy Co	876	106
Duke Energy Corp	11,833	1,275
Edison International	3,288	263
Entergy Corp	4,552	345
Essential Utilities Inc	331	12
Evergy Inc	180	11
Eversource Energy	10,983	631
Exelon Corp	11,090	417
FirstEnergy Corp	1,531	61
Hawaiian Electric Industries Inc *	249	2
IDACORP Inc, Cl Rights	108	12
MDU Resources Group Inc	386	7
MGE Energy Inc	631	59
National Fuel Gas Co	223	14
New Jersey Resources Corp	1,111	52
NextEra Energy Inc	26,367	1,890
NiSource Inc	419	15
Northwest Natural Holding Co	699	28
NRG Energy Inc	323	29
OGE Energy Corp	261	11
Ormat Technologies Inc	644	44
PG&E Corp	692	14
Pinnacle West Capital Corp	1,420	120
Portland General Electric Co	894	39
PPL Corp	2,577	84
Public Service Enterprise Group Inc	210	18
Sempra	1,258	110
SJW Group	716	35
Southern Co/The	4,219	347
Sunnova Energy International Inc *	12,028	41
TXNM Energy Inc	975	48
UGI Corp	253	7
Vistra Corp	2,803	386
WEC Energy Group Inc	1,179	111
Xcel Energy Inc	1,637	111
		9,773

Total Common Stock
(Cost $217,242) ($ Thousands)		541,466
Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Abiomed Inc *‡‡	332	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	4,255,543	4,256
Total Cash Equivalent
(Cost $4,256) ($ Thousands)		4,256
Total Investments in Securities — 99.7%
(Cost $221,498) ($ Thousands)		$545,722

New Covenant Funds	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Growth Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	6	Mar-2025	$690	$675	$(15)
S&P 500 Index E-MINI	13	Mar-2025	3,967	3,859	(108)
			$4,657	$4,534	$(123)

Percentages are based on Net Assets of $547,280 ($ Thousands).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security (see Note 3).

The following is a summary of the level of inputs used as of December 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	541,466		–	–	541,466
Rights	–	^	–	–	–	^
Cash Equivalent	4,256		–	–	4,256
Total Investments in Securities	545,722		–	–	545,722

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(123)	–	–	(123)
Total Other Financial Instruments	(123)	–	–	(123)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

^	This category includes securities with a value of $—.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,631	$30,554	$(29,929)	$—	$—	$4,256	$110	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

16	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 42.0%
Agency Mortgage-Backed Obligations — 36.1%
FHLMC
6.804%, US0012M + 1.598%, 06/01/2047(A)	$220	$227
6.744%, US0012M + 1.625%, 10/01/2046(A)	358	367
6.500%, 12/01/2035	237	242
6.000%, 03/01/2035	437	451
5.500%, 12/01/2036 to 05/01/2054	2,573	2,563
5.000%, 11/01/2035 to 05/01/2054	1,794	1,754
4.500%, 06/01/2038 to 11/01/2052	2,758	2,643
4.000%, 07/01/2037 to 02/01/2053	4,265	3,946
3.500%, 11/01/2042 to 06/01/2052	1,677	1,511
3.000%, 11/01/2043 to 06/01/2052	3,985	3,447
2.500%, 08/01/2030 to 04/01/2052	7,996	6,705
2.000%, 10/01/2040 to 04/01/2052	4,669	3,696
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1515, Cl X1, IO
1.508%, 02/25/2035(A)	2,276	233
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.953%, 09/25/2030(A)	13,565	595
FHLMC Multifamily Structured Pass-Through Certificates, Ser K740, Cl X1, IO
0.735%, 09/25/2027(A)	7,796	128
FHLMC Multifamily Structured Pass-Through Certificates, Ser KG06, Cl X1, IO
0.532%, 10/25/2031(A)	6,488	184
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.069%, SOFR30A + 1.500%, 10/25/2041(A)(B)	230	231
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
6.419%, SOFR30A + 1.850%, 01/25/2042(A)(B)	420	426
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
5.869%, SOFR30A + 1.300%, 02/25/2042(A)(B)	38	38
FHLMC, Ser 2014-4391, Cl MZ
3.000%, 09/15/2044	136	118
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	26	22
FHLMC, Ser 2020-4980, Cl KI, IO
4.500%, 06/25/2050	405	92
FHLMC, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	300	264
FHLMC, Ser 2023-5293, Cl IO, IO
2.000%, 03/25/2051	882	111
FHLMC, Ser 2024-5473, Cl BF
5.869%, SOFR30A + 1.300%, 11/25/2054(A)	485	483
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA
7.000%, 11/01/2037 to 11/01/2038	$11	$11
6.500%, 01/01/2038	19	19
6.393%, 01/01/2036(A)	18	19
6.247%, US0012M + 1.700%, 03/01/2036(A)	16	16
5.500%, 02/01/2035 to 11/01/2053	3,463	3,439
5.000%, 11/01/2025 to 06/01/2054	5,465	5,342
4.500%, 02/01/2035 to 08/01/2058	5,091	4,866
4.000%, 06/01/2025 to 06/01/2057	6,356	5,926
3.500%, 02/01/2036 to 03/01/2057	7,926	7,189
3.000%, 07/01/2035 to 06/01/2052	8,304	7,230
2.500%, 03/01/2035 to 09/01/2061	13,426	11,276
2.000%, 07/01/2031 to 04/01/2052	6,717	5,436
FNMA or FHLMC TBA
5.500%, 01/15/2055	425	419
FNMA TBA
5.000%, 01/15/2055	1,525	1,471
4.500%, 01/15/2055	4,075	3,831
4.000%, 01/15/2055	4,625	4,227
3.500%, 01/15/2055	4,275	3,779
3.000%, 01/15/2055	1,950	1,654
2.500%, 01/15/2055	1,200	977
2.000%, 01/15/2055	7,250	5,635
FNMA, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	229	228
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	68	70
FNMA, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	118	104
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	131	111
FNMA, Ser 2018-74, Cl AB
3.500%, 10/25/2048	60	54
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	109	62
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	152
FNMA, Ser 2020-57, Cl TA
2.000%, 04/25/2050	88	75
FNMA, Ser 2023-2, Cl CI, IO
2.000%, 10/25/2050	880	110
FRESB Mortgage Trust, Ser 2018-SB48, Cl A10F
3.367%, 02/25/2028(A)	342	326
FRESB Mortgage Trust, Ser 2019-SB58, Cl A10F
3.610%, 10/25/2028(A)	498	478
GNMA
5.500%, 02/20/2037 to 05/20/2053	1,042	1,037
5.000%, 12/20/2038 to 08/20/2053	1,308	1,285
4.600%, 09/15/2034	738	724
4.500%, 05/20/2040 to 09/20/2052	1,743	1,675

New Covenant Funds	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.000%, 01/15/2041 to 06/20/2052	$1,672	$1,561
3.500%, 06/20/2044 to 06/20/2052	1,489	1,339
3.000%, 09/15/2042 to 03/20/2052	538	464
2.500%, 12/20/2050 to 12/20/2051	3,729	3,103
GNMA TBA
5.500%, 01/01/2038	325	322
5.000%, 01/01/2040	1,575	1,529
4.500%, 01/15/2040	2,100	1,985
4.000%, 01/01/2040	900	829
2.500%, 01/15/2055	600	501
GNMA, Ser 108, Cl IO, IO
0.967%, 06/16/2061(A)	3,231	226
GNMA, Ser 113, Cl IO, IO
1.164%, 02/16/2058(A)	4,012	192
GNMA, Ser 182, Cl IA, IO
0.700%, 06/16/2063	4,824	187
GNMA, Ser 2012-34, Cl SA, IO
1.565%, 03/20/2042(A)	14	1
GNMA, Ser 2018-168, Cl PA
4.000%, 08/20/2048	38	35
GNMA, Ser 2021-188, Cl PA
2.000%, 10/20/2051	192	156
GNMA, Ser 2022-189, Cl PT
2.500%, 10/20/2051	174	141
GNMA, Ser 2022-9, Cl GA
2.000%, 01/20/2052	153	124

		122,425
Non-Agency Mortgage-Backed Obligations — 5.9%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl A
5.663%, US0001M + 0.880%, 09/15/2034(A)(B)	130	129
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	765	764
BANK 2021-BNK36, Ser BN36, Cl A5
2.470%, 09/15/2064	410	346
BANK 2022-BNK42, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	450	427
BANK5 2023-5YR3, Ser 5YR3, Cl A2
6.255%, 09/15/2056	400	413
BBCMS Mortgage Trust, Ser 5C25, Cl A3
5.946%, 03/15/2057	759	782
Benchmark Mortgage Trust, Ser 2021-B26, Cl A3
2.391%, 06/15/2054	604	546
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	16	15
BRAVO Residential Funding Trust, Ser 2022- NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	278	277
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser AHP, Cl A
5.387%, TSFR1M + 0.990%, 01/17/2039(A)(B)	$630	$628
BX Commercial Mortgage Trust, Ser LP2, Cl A
5.410%, TSFR1M + 1.013%, 02/15/2039(A)(B)	–	–
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.212%, US0001M + 0.700%, 09/15/2036(A)(B)	635	634
BX Commercial Mortgage Trust, Ser XL4, Cl A
5.839%, TSFR1M + 1.442%, 02/15/2039(A)(B)	807	810
BX Trust, Ser CLS, Cl A
5.760%, 10/13/2027(B)	534	536
BX Trust, Ser VLT4, Cl B
6.338%, TSFR1M + 1.941%, 07/15/2029(A)(B)	250	251
Citigroup Commercial Mortgage Trust, Ser 2013-375P, Cl A
3.251%, 05/10/2035(B)	170	167
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	332	328
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(B)(C)	68	63
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.219%, SOFR30A + 1.650%, 12/25/2041(A)(B)	440	445
Cross 2024-H6 Mortgage Trust, Ser 2024- H6, Cl A1
5.129%, 09/25/2069(A)(B)	514	509
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(B)	129	112
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	746	613
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(B)	85	74
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(B)	325	289
DC Commercial Mortgage Trust, Ser 2023- DC, Cl A
6.314%, 09/12/2040(B)	410	420
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(B)	234	209
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	251	205

18	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(B)	$83	$71
GS Mortgage Securities Trust, Ser 2014- GC24, Cl A5
3.931%, 09/10/2047	19	18
GS Mortgage Securities Trust, Ser GC45, Cl A5
2.911%, 02/13/2053	889	798
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	102	99
Homes Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	492	492
JPMorgan Commercial Mortgage Securities Trust, Ser 2014-C25, Cl A5
3.672%, 11/15/2047	118	116
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	387	389
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	118	115
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/2048	473	470
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C25, Cl A5
3.635%, 10/15/2048	510	504
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2017-C34, Cl ASB
3.354%, 11/15/2052	310	305
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C30, Cl A4
2.600%, 09/15/2049	399	386
New Residential Mortgage Loan Trust, Ser 2018-RPL1, Cl M2
3.500%, 12/25/2057(A)(B)	240	202
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	177	169
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	177	169
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	73	69
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	80	69
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A3
1.516%, 11/27/2056(A)(B)	52	45
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(B)(C)	$295	$292
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	213	173
OBX Trust, Ser 2021-NQM2, Cl A3
1.563%, 05/25/2061(A)(B)	176	143
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(B)	118	95
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(B)	290	254
OBX Trust, Ser 2024-NQM11, Cl A3
6.230%, 06/25/2064(B)(C)	228	229
Onslow Bay Mortgage Loan Trust, Ser 2021- NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	194	161
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(B)	167	137
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(B)	120	104
RCKT Mortgage Trust, Ser 2024-INV1, Cl A1
6.500%, 06/25/2054(A)(B)	93	94
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A3
3.044%, 09/25/2059(A)(B)	2	2
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A2
2.941%, 09/25/2059(A)(B)	2	2
Seasoned Credit Risk Transfer Trust, Ser 2017-2, Cl MA
3.000%, 08/25/2056	167	154
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	402	382
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	334	316
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	466	440
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	380	381
Sequoia Mortgage Trust, Ser 2024-6, Cl A5
6.000%, 07/27/2054(A)(B)	440	443
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(B)	336	306
SLG Office Trust, Ser 2021-OVA, Cl A
2.585%, 07/15/2041(B)	510	428
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
6.353%, US0001M + 1.900%, 05/25/2058(A)(B)	100	102

New Covenant Funds	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser C16, Cl ASB
3.460%, 04/15/2052	$243	$234
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl ASB
3.371%, 09/15/2057	31	31
Wells Fargo Commercial Mortgage Trust, Ser C29, Cl A4
3.637%, 06/15/2048	606	602
Wells Fargo Commercial Mortgage Trust, Ser C38, Cl A5
3.453%, 07/15/2050	180	173

		20,156

Total Mortgage-Backed Securities
(Cost $152,847) ($ Thousands)		142,581

U.S. TREASURY OBLIGATIONS — 37.2%
U.S. Treasury Bonds
4.625%, 05/15/2044	766	743
4.500%, 11/15/2054	15	14
2.375%, 02/15/2042	618	440
U.S. Treasury Inflation-Protected Securities
0.125%, 01/15/2030	962	873
U.S. Treasury Notes
4.625%, 04/30/2029	145	146
4.375%, 08/31/2028	433	433
4.375%, 11/30/2028	3,184	3,185
4.375%, 12/31/2029	44,120	44,093
4.250%, 11/30/2026	4,215	4,214
4.250%, 12/31/2026	19,580	19,580
4.250%, 11/15/2034	11,230	10,941
4.125%, 11/30/2029	13,031	12,882
4.000%, 01/31/2029	10,349	10,207
4.000%, 07/31/2029	8,072	7,944
4.000%, 02/15/2034	4,316	4,132
3.875%, 08/15/2034	3,367	3,184
3.750%, 08/15/2027	1,000	987
2.750%, 07/31/2027	2,319	2,233

Total U.S. Treasury Obligations
(Cost $127,204) ($ Thousands)		126,231

CORPORATE OBLIGATIONS — 17.6%
Communication Services — 1.1%
AT&T
4.250%, 03/01/2027	150	149
2.550%, 12/01/2033	472	380
2.300%, 06/01/2027	120	113
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charter Communications Operating
5.050%, 03/30/2029	$220	$215
4.400%, 04/01/2033	510	456
3.750%, 02/15/2028	200	190
T-Mobile USA
3.750%, 04/15/2027	20	20
3.500%, 04/15/2025	150	149
3.375%, 04/15/2029	219	205
2.050%, 02/15/2028	20	18
Verizon Communications
2.550%, 03/21/2031	664	572
2.355%, 03/15/2032	546	453
Warnermedia Holdings
4.279%, 03/15/2032	500	441
4.054%, 03/15/2029	60	56
3.755%, 03/15/2027	190	183
		3,600

Consumer Discretionary — 1.6%
Amazon.com
3.450%, 04/13/2029	160	153
3.300%, 04/13/2027	140	137
3.150%, 08/22/2027	470	454
1.200%, 06/03/2027	20	18
Aptiv
3.250%, 03/01/2032	639	551
Ashtead Capital
5.800%, 04/15/2034 (B)	700	701
Ferguson Finance
4.500%, 10/24/2028 (B)	459	449
3.250%, 06/02/2030 (B)	851	773
Home Depot
3.900%, 12/06/2028	10	10
2.875%, 04/15/2027	170	164
2.500%, 04/15/2027	450	431
Honda Motor
2.534%, 03/10/2027	632	604
LKQ
5.750%, 06/15/2028	682	693
McDonald's MTN
3.800%, 04/01/2028	280	272
3.700%, 01/30/2026	10	10
3.500%, 07/01/2027	10	10
1.450%, 09/01/2025	10	10
		5,440

Consumer Staples — 0.3%
Kenvue
5.350%, 03/22/2026	150	151
Kroger
7.700%, 06/01/2029	565	622
Mondelez International
1.500%, 05/04/2025	180	178

20	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walmart
1.800%, 09/22/2031	$160	$134
		1,085

Energy — 0.8%
Columbia Pipelines Operating
6.036%, 11/15/2033 (B)	250	257
Energy Transfer
4.950%, 06/15/2028	10	10
3.750%, 05/15/2030	220	205
2.900%, 05/15/2025	140	139
Kinder Morgan
4.300%, 06/01/2025	60	60
Occidental Petroleum
0.000%, 10/10/2036 (D)	1,346	750
Oncor Electric Delivery
4.150%, 06/01/2032	300	281
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	443
Shell International Finance BV
3.250%, 05/11/2025	150	149
Williams
3.750%, 06/15/2027	390	380
		2,674

Financials — 7.4%
Aviation Capital Group
1.950%, 01/30/2026 (B)	567	549
Bank of America
6.204%, SOFRRATE + 1.990%, 11/10/2028 (A)	584	604
3.419%, US0003M + 1.040%, 12/20/2028 (A)	234	224
2.592%, SOFRRATE + 2.150%, 04/29/2031 (A)	380	335
1.734%, SOFRRATE + 0.960%, 07/22/2027 (A)	971	926
Bank of America MTN
4.250%, 10/22/2026	10	10
4.000%, 01/22/2025	80	80
3.974%, US0003M + 1.210%, 02/07/2030 (A)	80	77
3.593%, US0003M + 1.370%, 07/21/2028 (A)	210	203
3.500%, 04/19/2026	130	128
Bank of New York Mellon MTN
1.600%, 04/24/2025	40	40
Barclays
6.490%, SOFRRATE + 2.220%, 09/13/2029 (A)	887	923
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	475
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	$446	$493
7.149%, SOFRRATE + 2.440%, 10/29/2027 (A)	189	196
5.700%, SOFRRATE + 1.905%, 02/01/2030 (A)	322	326
4.927%, SOFRRATE + 2.057%, 05/10/2028 (A)	30	30
Citigroup
5.500%, 09/13/2025	330	331
4.658%, SOFRRATE + 1.887%, 05/24/2028 (A)	140	139
4.542%, SOFRRATE + 1.338%, 09/19/2030 (A)	776	754
4.450%, 09/29/2027	90	89
4.400%, 06/10/2025	160	160
4.300%, 11/20/2026	40	40
4.075%, US0003M + 1.192%, 04/23/2029 (A)	240	233
3.785%, SOFRRATE + 1.939%, 03/17/2033 (A)	250	224
3.668%, US0003M + 1.390%, 07/24/2028 (A)	340	329
3.400%, 05/01/2026	354	348
3.200%, 10/21/2026	287	279
3.106%, SOFRRATE + 2.842%, 04/08/2026 (A)	150	149
2.520%, SOFRRATE + 1.177%, 11/03/2032 (A)	110	92
Global Atlantic Finance
3.125%, 06/15/2031 (B)	1,026	880
Goldman Sachs Group
4.250%, 10/21/2025	140	139
4.223%, US0003M + 1.301%, 05/01/2029 (A)	650	632
3.615%, SOFRRATE + 1.846%, 03/15/2028 (A)	30	29
3.500%, 04/01/2025	80	80
3.500%, 11/16/2026	90	88
2.650%, SOFRRATE + 1.264%, 10/21/2032 (A)	110	93
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	29
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (A)	539	558
JPMorgan Chase
4.565%, SOFRRATE + 1.750%, 06/14/2030 (A)	998	978
4.452%, US0003M + 1.330%, 12/05/2029 (A)	200	196
4.203%, US0003M + 1.260%, 07/23/2029 (A)	773	752

New Covenant Funds	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.005%, US0003M + 1.120%, 04/23/2029 (A)	$100	$97
2.545%, SOFRRATE + 1.180%, 11/08/2032 (A)	110	93
2.522%, SOFRRATE + 2.040%, 04/22/2031 (A)	190	167
2.083%, SOFRRATE + 1.850%, 04/22/2026 (A)	130	129
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,087
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	865	879
Moody's
2.000%, 08/19/2031	1,000	831
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	230	229
5.320%, SOFRRATE + 1.555%, 07/19/2035 (A)	1,261	1,240
Morgan Stanley MTN
3.772%, US0003M + 1.140%, 01/24/2029 (A)	150	145
3.622%, SOFRRATE + 3.120%, 04/01/2031 (A)	475	441
2.699%, SOFRRATE + 1.143%, 01/22/2031 (A)	200	178
2.188%, SOFRRATE + 1.990%, 04/28/2026 (A)	400	396
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	59
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	544	543
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (A)	834	910
5.812%, SOFRRATE + 1.322%, 06/12/2026 (A)	240	241
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	20	20
SBA Tower Trust
2.593%, 10/15/2031 (B)	996	819
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (A)	520	517
UBS Group
4.125%, 04/15/2026 (B)	634	628
2.746%, H15T1Y + 1.100%, 02/11/2033 (A)(B)	575	480
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	100	102
1.450%, 05/12/2025	120	119
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp MTN
2.215%, SOFRRATE + 0.730%, 01/27/2028 (A)	$60	$57
Wells Fargo
3.000%, 10/23/2026	190	184
2.188%, SOFRRATE + 2.000%, 04/30/2026 (A)	130	129
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (A)	20	20
4.540%, SOFRRATE + 1.560%, 08/15/2026 (A)	300	300
4.478%, SOFRRATE + 4.032%, 04/04/2031 (A)	220	213
4.300%, 07/22/2027	200	197
3.350%, SOFRRATE + 1.500%, 03/02/2033 (A)	40	35
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	100	90
2.393%, SOFRRATE + 2.100%, 06/02/2028 (A)	290	273
		25,088

Health Care — 1.6%
AbbVie
4.800%, 03/15/2027	110	111
4.800%, 03/15/2029	180	180
3.800%, 03/15/2025	40	40
3.600%, 05/14/2025	10	10
3.200%, 11/21/2029	150	139
2.950%, 11/21/2026	20	19
Bristol-Myers Squibb
5.100%, 02/22/2031	50	50
4.950%, 02/20/2026	130	131
3.400%, 07/26/2029	16	15
3.200%, 06/15/2026	79	78
Cigna Group
4.375%, 10/15/2028	420	411
1.250%, 03/15/2026	302	290
CVS Health
5.050%, 03/25/2048	60	50
4.300%, 03/25/2028	164	159
3.875%, 07/20/2025	95	94
2.125%, 09/15/2031	150	120
1.875%, 02/28/2031	20	16
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	868	914
5.773%, 01/10/2033 (B)	289	287
Elevance Health
4.100%, 05/15/2032	80	74
2.550%, 03/15/2031	1,023	878
Eli Lilly
4.500%, 02/09/2029	200	199

22	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Humana
5.750%, 12/01/2028	$200	$203
4.500%, 04/01/2025	10	10
3.700%, 03/23/2029	160	151
2.150%, 02/03/2032	30	24
Merck
1.900%, 12/10/2028	430	388
1.450%, 06/24/2030	50	42
Pfizer
2.625%, 04/01/2030	100	90
1.700%, 05/28/2030	50	42
UnitedHealth Group
4.000%, 05/15/2029	200	194
3.875%, 12/15/2028	30	29
2.300%, 05/15/2031	20	17
2.000%, 05/15/2030	30	26
1.250%, 01/15/2026	20	19
		5,500

Industrials — 1.5%
AerCap Ireland Capital DAC
3.000%, 10/29/2028	1,226	1,135
2.450%, 10/29/2026	190	182
Air Lease
5.300%, 02/01/2028	90	91
3.375%, 07/01/2025	100	99
Cummins
5.150%, 02/20/2034	840	840
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl AA
3.625%, 07/30/2027	400	388
Genpact Luxembourg SARL
6.000%, 06/04/2029	469	480
John Deere Capital MTN
3.350%, 04/18/2029	934	886
Ryder System MTN
5.250%, 06/01/2028	609	615
3.350%, 09/01/2025	197	195
Waste Connections
5.000%, 03/01/2034	260	254
		5,165

Information Technology — 0.3%
Apple
2.450%, 08/04/2026	70	68
NXP BV
5.000%, 01/15/2033	916	892
Oracle
4.650%, 05/06/2030	70	69
1.650%, 03/25/2026	130	125
		1,154
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 0.6%
Alexandria Real Estate Equities
3.950%, 01/15/2028	$141	$137
3.450%, 04/30/2025	664	661
American Tower Trust #1
5.490%, 03/15/2028 (B)	554	559
Healthpeak OP
2.125%, 12/01/2028	769	691
		2,048

Utilities — 2.4%
American Transmission Systems
2.650%, 01/15/2032 (B)	60	51
American Water Capital
2.800%, 05/01/2030	1,203	1,080
Brooklyn Union Gas
3.407%, 03/10/2026 (B)	400	392
Commonwealth Edison
3.700%, 08/15/2028	468	452
Consumers 2023 Securitization Funding
5.210%, 09/01/2030	512	517
Duke Energy Carolinas
2.850%, 03/15/2032	1,057	914
Exelon
5.625%, 06/15/2035	343	344
FirstEnergy
1.600%, 01/15/2026	30	29
Florida Power & Light
2.450%, 02/03/2032	544	459
MidAmerican Energy
3.650%, 04/15/2029	140	134
Northern States Power
7.125%, 07/01/2025	1,052	1,063
NSTAR Electric
1.950%, 08/15/2031	1,000	830
PG&E Wildfire Recovery Funding
4.022%, 06/01/2031	620	605
3.594%, 06/01/2030	575	557
Wisconsin Electric Power
4.600%, 10/01/2034	588	560
		7,987

Total Corporate Obligations
(Cost $62,501) ($ Thousands)		59,741

New Covenant Funds	23

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 8.9%
Mortgage Related Securities — 0.0%
Cascade MH Asset Trust, Ser 2021-MH1, Cl A1
1.753%, 02/25/2046 (B)	$58	$52

Other Asset-Backed Securities — 8.9%
AMMC CLO 24, Ser 2024-24A, Cl AR
5.760%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	500	500
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	960	927
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)	600	580
APIDOS CLO XLVIII, Ser 2024-48A, Cl A1
6.755%, TSFR3M + 1.440%, 07/25/2037 (A)(B)	284	285
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
5.485%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	425	425
Barings CLO, Ser 2019-III
5.490%, 01/20/2036	450	450
CIFC Funding, Ser 2016-1
0.000%, 10/21/2031 (E)	420	420
CIFC Funding, Ser 2024-3A, Cl A
6.217%, TSFR3M + 1.600%, 01/20/2037 (A)(B)	1,043	1,050
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	260	259
Clover CLO, Ser 2021-3
0.000%, 01/25/2035 (E)	450	450
DB Master Finance, Ser 2021-1A, Cl A2II
2.493%, 11/20/2051 (B)	1,018	919
Dryden 68 CLO, Ser 2024-68A, Cl ARR
5.756%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	400	400
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (B)	752	716
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	434	413
Flatiron CLO 26, Ser 2024-4A, Cl A
5.772%, TSFR3M + 1.330%, 01/15/2038 (A)(B)	525	525
Goldentree Loan Management US Clo 11, Ser 2024-11A, Cl AR
5.591%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	415	415
Home Partners of America Trust, Ser 2022- 1, Cl A
3.930%, 04/17/2039 (B)	446	435
LCM 37, Ser 2024-37A, Cl A1R
5.401%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	500	500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
LCM 39, Ser 2024-39A, Cl A2R
6.256%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	$488	$488
Palmer Square CLO 2018-3, Ser 2021-2A, Cl A1A3
5.909%, US0003M + 1.000%, 10/17/2031 (A)(B)	295	295
Palmer Square CLO 2022-2, Ser 2024-2A, Cl AR
5.987%, TSFR3M + 1.370%, 07/20/2037 (A)(B)	523	524
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
5.926%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	341	342
PFS Financing, Ser 2023-C, Cl A
5.520%, 10/15/2028 (B)	826	838
Planet Fitness Master Issuer, Ser 2022-1A, Cl A2I
3.251%, 12/05/2051 (B)	493	474
Progress Residential Trust, Ser 2021-SFR2, Cl A
1.546%, 04/19/2038 (B)	410	398
Progress Residential Trust, Ser 2022-SFR2, Cl A
2.950%, 04/17/2027 (B)	965	922
Progress Residential Trust, Ser 2022-SFR3, Cl A
3.200%, 04/17/2039 (B)	496	476
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	337
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	1,027	976
SBA Small Business Investment, Ser 2023- 10A, Cl 1
5.168%, 03/10/2033	857	863
SBA Small Business Investment, Ser 2024- 10A, Cl 1
5.035%, 03/10/2034	848	841
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
5.594%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	400	400
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	872	887
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	583	517
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (B)	268	262
Tricon Residential Trust, Ser 2021-SFR1, Cl A
1.943%, 07/17/2038 (B)	849	814
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	84	82

24	New Covenant Funds

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	$77	$75
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	55	52
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	256	241
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	342	316
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	317	290
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	182	165
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	232	212
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	324	293
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	623	574
United States Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	627	562
United States Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	831	772
United States Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	582	542
United States Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	889	816
United States Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	441	404
United States Small Business Administration, Ser 2023-25F, Cl 1
4.930%, 06/01/2048	814	793
United States Small Business Administration, Ser 2024-25C, Cl 1
4.970%, 03/01/2049	802	789
United States Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	880	861
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	303	295
Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Wendy's Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (B)	$596	$531
Wendy's Funding, Ser 2021-1A, Cl A2II
2.775%, 06/15/2051 (B)	256	218
Wheels Fleet Lease Funding 1, Ser 2024- 1A, Cl A1
5.490%, 02/18/2039 (B)	511	517
Wind River CLO, Ser 2021-3A, Cl A
6.029%, US0003M + 1.150%, 07/20/2033 (A)(B)	614	614
		30,337

Total Asset-Backed Securities
(Cost $31,303) ($ Thousands)		30,389

MUNICIPAL BONDS — 0.8%
California — 0.2%
California State, Health Facilities Financing Authority, RB
3.378%, 06/01/2028	575	554

Illinois — 0.2%
Illinois State, Housing Development Authority, Ser F, RB, GNMA/FNMA/FHLMC
4.617%, 04/01/2027	580	580

Iowa — 0.0%
Iowa State, Student Loan Liquidity, Ser A, RB
5.343%, 12/01/2034	166	161

New Hampshire — 0.3%
New Hampshire State, Health and Education Facilities Authority Act, RB
5.040%, 11/01/2034	1,090	1,062

Virginia — 0.1%
Virginia State, Housing Development Authority, Ser S, RB
4.492%, 01/01/2027	270	270

Total Municipal Bonds
(Cost $2,681) ($ Thousands)		2,627

New Covenant Funds	25

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 0.3%
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	$1,010	$1,027

Total Sovereign Debt
(Cost $1,043) ($ Thousands)		1,027
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	4,408,839	$4,409
Total Cash Equivalent
(Cost $4,409) ($ Thousands)		4,409
Total Investments in Securities — 108.1%
(Cost $381,988) ($ Thousands)		$367,005

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	294	Mar-2025	$60,432	$60,450	$18

Short Contracts
U.S. 5-Year Treasury Note	(86)	Mar-2025	$(9,207)	$(9,142)	$65
U.S. Ultra Long Treasury Bond	(36)	Mar-2025	(4,419)	(4,281)	138
Ultra 10-Year U.S. Treasury Note	(34)	Mar-2025	(3,829)	(3,785)	44
			(17,455)	(17,208)	247
			$42,977	$43,242	$265

Percentages are based on Net Assets of $339,479 ($ Thousands).
**	The rate reported is the 7-day effective yield as of December 31, 2024.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2024, the value of these securities amounted to $43,001 ($ Thousands), representing 12.7% of the Net Assets of the Fund.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)	No interest rate available.

The following is a summary of the level of inputs used as of December 31, 2024, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	142,581	–	142,581
U.S. Treasury Obligations	–	126,231	–	126,231
Corporate Obligations	–	59,741	–	59,741
Asset-Backed Securities	–	30,389	–	30,389
Municipal Bonds	–	2,627	–	2,627
Sovereign Debt	–	1,027	–	1,027
Cash Equivalent	4,409	–	–	4,409
Total Investments in Securities	4,409	362,596	–	367,005

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	265	–	–	265
Total Other Financial Instruments	265	–	–	265

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

26	New Covenant Funds

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,165	$223,233	$(222,989)	$—	$—	$4,409	$234	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	27

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.1%
Equity Fund — 61.5%
New Covenant Growth Fund	3,452,237	$219,321

Total Equity Fund
(Cost $99,315) ($ Thousands)		219,321
Fixed Income Fund — 37.6%
New Covenant Income Fund	6,470,184	133,997

Total Fixed Income Fund
(Cost $145,554) ($ Thousands)		133,997
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	2,994,799	$2,995
Total Cash Equivalent
(Cost $2,995) ($ Thousands)		2,995
Total Investments in Securities — 99.9%
(Cost $247,864) ($ Thousands)		$356,313

Percentages are based on Net Assets of $356,795 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2024.

†	Investment in Affiliated Security (see Note 3).

As of December 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2024	Income	Capital Gains
New Covenant Income Fund	$133,351	$—	$—	$—	$646	$133,997	$2,166	$—
New Covenant Growth Fund	217,163	19,412	(14,241)	8,225	(11,238)	219,321	1,294	19,412
SEI Daily Income Trust, Government Fund, Institutional Class	1,375	17,994	(16,374)	—	—	2,995	68	—
Totals	$351,889	$37,406	$(30,615)	$8,225	$(10,592)	$356,313	$3,528	$19,412

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

28	New Covenant Funds

SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

New Covenant Balanced Income Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.5%
Fixed Income Fund — 62.5%
New Covenant Income Fund	2,295,986	$47,550

Total Fixed Income Fund
(Cost $52,203) ($ Thousands)		47,550
Equity Fund — 36.0%
New Covenant Growth Fund	431,687	27,425

Total Equity Fund
(Cost $10,537) ($ Thousands)		27,425
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.390%**†	618,631	$619
Total Cash Equivalent
(Cost $619) ($ Thousands)		619
Total Investments in Securities — 99.3%
(Cost $63,359) ($ Thousands)		$75,594

Percentages are based on Net Assets of $76,106 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2024.

†	Investment in Affiliated Security (see Note 3).

As of December 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the Fund’s transactions with affiliates for the period ended December 31, 2024 ($ Thousands):

Security Description	Value 6/30/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2024	Income	Capital Gains
New Covenant Income Fund	$47,320	$—	$—	$—	$230	$47,550	$767	$—
New Covenant Growth Fund	27,279	2,402	(1,899)	965	(1,322)	27,425	161	2,402
SEI Daily Income Trust, Government Fund, Institutional Class	273	3,500	(3,154)	—	—	619	12	—
Totals	$74,872	$5,902	$(5,053)	$965	$(1,092)	$75,594	$940	$2,402

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	29

Glossary (abbeviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

30	New Covenant Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ THOUSANDS)

December 31, 2024

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Assets:
Investments, at value†	$541,466	$362,596	$—	$—
Affiliated investments, at value††	4,256	4,409	356,313	75,594
Cash and cash equivalents	1,248	9	—	—
Dividends and interest receivable	366	1,896	378	132
Cash pledged as collateral for futures contracts	243	450	—	—
Foreign tax reclaim receivable	80	35	—	—
Receivable for fund shares sold	17	109	177	388
Receivable for variation margin on futures contracts	1	32	—	—
Receivable for investment securities sold	—	3,308	—	—
Prepaid expenses	23	14	15	3
Total Assets	547,700	372,858	356,883	76,117
Liabilities:
Investment advisory fees payable	111	80	—	—
Administration fees payable	88	36	24	6
Social witness and licensing fees payable	49	29	—	—
Payable for fund shares redeemed	48	21	39	—
Shareholder servicing fees payable	48	29	—	—
Payable for variation margin on futures contracts	15	5	—	—
CCO fees payable	2	—	1	—
Payable for investment securities purchased	—	32,254	—	—
Income distribution payable	—	854	—	—
Accrued expense payable	59	71	24	5
Total Liabilities	420	33,379	88	11
Net Assets	$547,280	$339,479	$356,795	$76,106
† Cost of investments	$217,242	$377,579	$—	$—
†† Cost of affiliated investments	4,256	4,409	247,864	63,359
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$216,117	$390,059	$236,474	$63,766
Total distributable earnings/(loss)	331,163	(50,580)	120,321	12,340
Net Assets	$547,280	$339,479	$356,795	$76,106
Net Asset Value, Offering and Redemption Price Per Share	$63.53	$20.71	$121.30	$22.28
	($547,279,910 ÷ 8,613,974 shares)	($339,478,598 ÷ 16,389,201 shares)	($356,794,534 ÷ 2,941,456 shares)	($76,106,131 ÷ 3,415,956 shares)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	31

STATEMENTS OF OPERATIONS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2024

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$3,606	$—	$—	$—
Dividend income from affiliated registered investment company	110	234	3,528	940
Interest income	42	6,490	—	—
Total Investment Income	3,758	6,724	3,528	940
Expenses:
Investment advisory fees	1,299	725	—	—
Administration fees	553	345	272	58
Social witness and licensing fees	414	259	—	—
Shareholder servicing fees	276	173	—	—
Trustee fees	6	4	4	1
Chief compliance officer fees	2	1	1	—
Transfer agent fees	57	37	38	7
Professional fees	31	19	20	4
Registration fees	20	13	13	3
Printing fees	12	8	8	2
Custodian fees	5	10	11	2
Other expenses	21	80	4	1
Total Expenses	2,696	1,674	371	78
Less:
Waiver of investment advisory fees	(660)	(248)	—	—
Waiver of administration fees	(38)	(127)	(131)	(20)
Net Expenses	1,998	1,299	240	58
Net Investment Income	1,760	5,425	3,288	882
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	30,898	(9,557)	—	—
Affiliated investments	—	—	8,225	965
Written options	—	10	—	—
Capital gain distributions received from affiliated investment	—	—	19,412	2,402
Futures contracts	149	(15)	—	—
Net Realized Gain (Loss)	31,047	(9,562)	27,637	3,367
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,529	10,734	—	—
Affiliated investments	—	—	(10,592)	(1,092)
Written options	—	(22)	—	—
Purchased options	—	(3)	—	—
Futures contracts	(125)	437	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(1)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	11,403	11,146	(10,592)	(1,092)
Net Realized and Unrealized Gain	42,450	1,584	17,045	2,275
Net Increase in Net Assets Resulting from Operations	$44,210	$7,009	$20,333	$3,157

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	New Covenant Funds

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) ($ THOUSANDS)

For the period ended December 31, 2024 (Unaudited) and the year ended June 30, 2024

	Growth Fund		Income Fund
	07/01/24 to 12/31/24	07/01/23 to 06/30/24	07/01/24 to 12/31/24	07/01/23 to 06/30/24
Operations:
Net investment income	$1,760	$4,314	$5,425	$10,383
Net realized gain (loss)	31,047	43,261	(9,562)	(8,358)
Net change in unrealized appreciation	11,403	56,222	11,146	9,142
Net increase in net assets resulting from operations	44,210	103,797	7,009	11,167
Distributions:
Total distributions	(51,076)	(34,039)	(5,462)	(10,399)
Capital Share Transactions:
Proceeds from shares issued	15,021	9,564	13,773	29,679
Reinvestment of dividends & distributions	46,849	29,607	453	835
Cost of shares redeemed	(57,344)	(99,344)	(21,593)	(34,008)
Increase (decrease) in net assets derived from capital share transactions	4,526	(60,173)	(7,367)	(3,494)
Net increase (decrease) in net assets	(2,340)	9,585	(5,820)	(2,726)
Net Assets:
Beginning of Period	549,620	540,035	345,299	348,025
End of Period	$547,280	$549,620	$339,479	$345,299
Share Transactions:
Shares issued	224	162	650	1,445
Shares issued in lieu of dividends and distributions	714	522	21	41
Shares redeemed	(854)	(1,720)	(1,032)	(1,655)
Increase (decrease) in net assets derived from share transactions	84	(1,036)	(361)	(169)

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	33

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) ($ THOUSANDS) (Concluded)

For the period ended December 31, 2024 (Unaudited) and the year ended June 30, 2024

	Balanced Growth Fund		Balanced Income Fund
	07/01/24 to 12/31/24	07/01/23 to 06/30/24	07/01/24 to 12/31/24	07/01/23 to 06/30/24
Operations:
Net investment income	$3,288	$5,300	$882	$1,582
Net realized gain	27,637	18,982	3,367	3,345
Net change in unrealized appreciation (depreciation)	(10,592)	20,468	(1,092)	1,699
Net increase in net assets resulting from operations	20,333	44,750	3,157	6,626
Distributions:
Total distributions	(23,444)	(7,915)	(3,473)	(1,550)
Capital Share Transactions:
Proceeds from shares issued	5,702	10,116	1,407	2,139
Reinvestment of dividends & distributions	21,964	6,933	2,904	1,087
Cost of shares redeemed	(22,082)	(35,353)	(3,350)	(10,720)
Increase (decrease) in net assets derived from capital share transactions	5,584	(18,304)	961	(7,494)
Net increase (decrease) in net assets	2,473	18,531	645	(2,418)
Net Assets:
Beginning of Period	354,322	335,791	75,461	77,879
End of Period	$356,795	$354,322	$76,106	$75,461
Share Transactions:
Shares issued	45	88	62	101
Shares issued in lieu of dividends and distributions	180	61	129	52
Shares redeemed	(173)	(315)	(145)	(512)
Increase (decrease) in net assets derived from share transactions	52	(166)	46	(359)

The accompanying notes are an integral part of the financial statements.

34	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2024 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2024@	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$64.43	$56.45	$48.45	$59.51	$43.44	$42.86
Investment Activities:
Net investment income(1)	0.22	0.48	0.48	0.37	0.36	0.51
Net realized and unrealized gains (losses) on securities(1)	5.24	11.36	8.50	(7.95)	17.75	2.56
Total from investment activities	5.46	11.84	8.98	(7.58)	18.11	3.07
Dividends and Distributions from:
Net investment income	(0.38)	(0.46)	(0.44)	(0.35)	(0.40)	(0.50)
Net realized gains	(5.98)	(3.40)	(0.54)	(3.13)	(1.64)	(1.99)
Total dividends and distributions	(6.36)	(3.86)	(0.98)	(3.48)	(2.04)	(2.49)
Net Asset Value, End of Period	$63.53	$64.43	$56.45	$48.45	$59.51	$43.44
Total Return†	8.21%	21.98%	18.83%	(13.92)%	42.58%	7.18%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$547,280	$549,620	$540,035	$497,155	$582,628	$461,493
Ratio of net expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.98%	0.97%	0.97%	0.97%	0.99%
Ratio of net investment income to average net assets	0.63%	0.83%	0.94%	0.64%	0.69%	1.19%
Portfolio turnover rate	3%	3%	7%	5%	4%	19%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements

New Covenant Funds	35

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2024 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Income Fund
	2024@	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.61	$20.57	$21.26	$23.89	$24.32	$23.50
Investment Activities:
Net investment income(1)	0.33	0.63	0.50	0.27	0.30	0.48
Net realized and unrealized gains (losses) on securities (1)	0.10	0.04	(0.67)	(2.48)	(0.02)	0.89
Total from investment activities	0.43	0.67	(0.17)	(2.21)	0.28	1.37
Dividends and Distributions from:
Net investment income	(0.33)	(0.63)	(0.52)	(0.37)	(0.43)	(0.55)
Net realized gains	–	–	–	(0.05)	(0.28)	–
Total dividends and distributions	(0.33)	(0.63)	(0.52)	(0.42)	(0.71)	(0.55)
Net Asset Value, End of Period	$20.71	$20.61	$20.57	$21.26	$23.89	$24.32
Total Return†	2.10%	3.33%	(0.78)%	(9.34)%	1.13%	5.91%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$339,479	$345,299	$348,025	$381,262	$409,969	$336,213
Ratio of net expenses to average net assets	0.75%	0.77%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets, excluding waivers	0.97%	0.98%	0.97%	0.96%	0.96%	0.96%
Ratio of net investment income to average net assets	3.13%	3.08%	2.41%	1.18%	1.22%	2.01%
Portfolio turnover rate	171%	83%	106%	97%	112%	144%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2024. All ratios for the period have been annualized.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	New Covenant Funds

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2024 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Growth Fund
	2024@	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$122.64	$109.90	$103.68	$122.54	$104.95	$103.45
Investment Activities:
Net investment income(1)	1.16	1.57	1.46	1.01	1.18	1.53
Net realized and unrealized gains (losses) on securities (1)	5.90	13.85	9.37	(14.80)	23.76	6.09
Total from investment activities	7.06	15.42	10.83	(13.79)	24.94	7.62
Dividends and Distributions from:
Net investment income	(1.21)	(1.71)	(1.30)	(1.43)	(2.03)	(1.95)
Net realized gains	(7.19)	(0.97)	(3.31)	(3.64)	(5.32)	(4.17)
Total dividends and distributions	(8.40)	(2.68)	(4.61)	(5.07)	(7.35)	(6.12)
Net Asset Value, End of Period	$121.30	$122.64	$109.90	$103.68	$122.54	$104.95
Total Return†	5.78%	14.26%	10.83%	(11.85)%	24.50%	7.57%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$356,795	$354,322	$335,791	$326,365	$373,014	$295,481
Ratio of net expenses to average net assets††	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of expenses to average net assets, excluding waivers††	0.20%	0.21%	0.20%	0.20%	0.21%	0.21%
Ratio of net investment income to average net assets	1.81%	1.38%	1.39%	0.85%	1.02%	1.49%
Portfolio turnover rate	4%	6%	8%	14%	11%	22%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds	37

FINANCIAL HIGHLIGHTS

For the period ended December 31, 2024 (Unaudited) and years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Income Fund
	2024@	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.39	$20.88	$20.37	$23.84	$22.01	$21.41
Investment Activities:
Net investment income(1)	0.26	0.43	0.36	0.25	0.29	0.38
Net realized and unrealized gains (losses) on securities (1)	0.68	1.52	0.79	(2.67)	2.76	1.11
Total from investment activities	0.94	1.95	1.15	(2.42)	3.05	1.49
Dividends and Distributions from:
Net investment income	(0.37)	(0.44)	(0.35)	(0.30)	(0.49)	(0.40)
Net realized gains	(0.68)	–	(0.29)	(0.75)	(0.73)	(0.49)
Total dividends and distributions	(1.05)	(0.44)	(0.64)	(1.05)	(1.22)	(0.89)
Net Asset Value, End of Period	$22.28	$22.39	$20.88	$20.37	$23.84	$22.01
Total Return†	4.21%	9.49%	5.84%	(10.70)%	14.24%	7.14%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$76,106	$75,461	$77,879	$93,588	$88,497	$78,790
Ratio of net expenses to average net assets††	0.15%	0.16%	0.15%	0.15%	0.15%	0.15%
Ratio of expenses to average net assets, excluding waivers††	0.20%	0.21%	0.20%	0.20%	0.21%	0.21%
Ratio of net investment income to average net assets	2.28%	2.02%	1.78%	1.09%	1.25%	1.76%
Portfolio turnover rate	3%	3%	5%	11%	15%	19%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The expense and income ratios do not include expenses or income from the underlying affiliated investment companies.

(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
@	For the six month period ended December 31, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

38	New Covenant Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2024

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (“SIMC” or the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation. A modest amount of dividend income may be produced by the Fund’s equity securities.
Income Fund	High level of current income with preservation of capital.
Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.
Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above or in the case of an equity tranche of a CDO/CLO, a Fund will value the securities using a bid price from at least one independent broker.

New Covenant Funds	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Procedures until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

40	New Covenant Funds

The Growth Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

For details of the investment classifications reference the Schedules of Investments.

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

New Covenant Funds	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2024, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

42	New Covenant Funds

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the- counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty.

New Covenant Funds	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly by the Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

44	New Covenant Funds

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective April 1, 2017, the voluntary expense limitations are 0.13% and 0.15% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time. The following is a summary of annual fees payable to the Administrator:

	First $2.5 Billion	Next $500 Million	Over $3 Billion
Growth Fund	0.2000%	0.1650%	0.1200%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Balanced Growth Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%
Balanced Income Fund	0.1500%	0.1375%	0.1250%	0.1125%	0.1000%

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with the Adviser. Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.47% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, effective November 1, 2023, the voluntary expense limitation is 0.75% for the Income Fund. Effective May 13, 2019, the voluntary expense limitation is 0.72% for the Growth Fund.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following is the sub-adviser for the Growth Fund: Parametric Portfolio Associates LLC.

The following are the sub-advisers for the Income Fund: Income Research + Management and Metropolitan West Asset Management, LLC.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company (“SEI”). The Funds do not compensate the Distributor in its capacity as principal distributor.

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

New Covenant Funds	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2024, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

46	New Covenant Funds

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Cash with a total market value of $308 and $580 ($ Thousands) for the Growth Fund and Income Fund, respectively, has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2024.

The following tables show the derivatives categorized by underlying risk exposure. The fair value of derivative instruments located on the Statements of Assets and Liabilities as of December 31, 2024 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Growth Fund
Equity Contracts	Unrealized appreciation on futures contracts	$–	*	Unrealized depreciation on futures contracts	$123	*
Total derivatives not accounted for as hedging instruments		$–			$123
Income Fund
Interest Rate Contracts	Unrealized appreciation on futures contracts	$265	*	Unrealized depreciation on futures contracts	–	*
Total derivatives not accounted for as hedging instruments		$265			$–

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2024.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$149	$—	$—	$149
Income Fund
Interest Rate Contracts	$—	$—	$(15)	$—	$—	$(15)

New Covenant Funds	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Growth Fund
Equity Contracts	$—	$—	$(125)	$—	$—	$(125)
Income Fund
Interest Rate Contracts	$(3)	$(22)	$437	$—	$—	$412

The following table discloses the volume of the Funds' futures contracts, option contracts, forward foreign currency contracts and swap contracts (if applicable) activity during the period ended December 31, 2024 ($ Thousands):

	Growth Fund	Income Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$4,120	$—
Interest Rate Contracts
Average Notional Balance Long	—	74,918
Average Notional Balance Short	—	26,533
Options/Swaptions:
Interest Rate Contracts
Average Notional Balance Long	—	—
Average Notional Balance Short	—	11

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2024, were as follows:

	U.S. Gov't ($Thousands)	Other ($Thousands)	Total ($Thousands)
Growth Fund
Purchases	$—	$14,552	$14,552
Sales	—	59,426	59,426
Income Fund
Purchases	444,991	167,941	612,932
Sales	388,489	200,627	589,116
Balanced Growth Fund
Purchases	—	19,412	19,412
Sales	—	14,242	14,242
Balanced Income Fund
Purchases	—	2,402	2,402
Sales	—	1,898	1,898

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

48	New Covenant Funds

The permanent differences primarily consist of reclassification of capital gain distribution on REITs investments in publicly traded partnerships, sales of passive foreign investment companies, and gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of June 30, 2024.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Distributions Paid ($ Thousands)
Growth Fund	2024	$4,259	$29,780	$34,039
	2023	4,978	4,808	9,786
Income Fund	2024	10,399	—	10,399
	2023	9,100	—	9,100
Balanced Growth Fund	2024	5,294	2,621	7,915
	2023	4,071	10,098	14,169
Balanced Income Fund	2024	1,550	—	1,550
	2023	1,501	1,220	2,721

As of June 30, 2024, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Growth Fund	$1,152	$25,461	$—	$—	$311,413	$3	$338,029
Income Fund	944	—	(26,224)	—	(25,747)	(1,100)	(52,127)
Balanced Growth Fund	1,662	15,160	—	—	106,609	1	123,432
Balanced Income Fund	343	1,267	—	—	11,044	2	12,656

For Federal income tax purposes, the cost of securities owned at June 30, 2024, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, investments in passive foreign investment companies, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses for an unlimited period. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Income Fund	$7,986	$18,238	$26,224

During the year ended June 30, 2024, the Balanced Income Fund utilized capital loss carryforward to offset capital gains of $2,053 ($ Thousands).

New Covenant Funds	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2024

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2024 was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Growth Fund	$221,498	$341,483	$(17,259)	$324,224
Income Fund	381,988	874	(15,857)	(14,983)
Balanced Growth Fund	247,864	120,006	(11,557)	108,449
Balanced Income Fund	63,359	16,888	(4,653)	12,235

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

Asset Allocation Risk — The risk that SIMC’s decisions regarding the allocation of a Balance Fund’s assets to the Growth Fund and Income Fund will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Funds’ use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Leverage risk is the risk that the Funds' total investment exposure substantially exceeds the value of its portfolio securities. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds management or performance. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. The Funds' use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

50	New Covenant Funds

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movement movements due to changing interest rates.

Investment Style Risk — The risk that the equity securities in which the Fund invests may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk —Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

New Covenant Funds	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

December 31, 2024

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Repurchase Agreement Risk — Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

Small Capitalization Risk — Smaller capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social-Witness Principles/Socially Responsible Investing Risk — The Fund considers social-witness principles and Sub-Advisers’ ESG criteria in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with its established social-witness principles and other socially responsible investing principles. This means that the Fund may underperform other similar mutual funds that do not consider social-witness principles and other socially responsible investing principles in their investing.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

52	New Covenant Funds

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2024, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares
Growth Fund	2	68%
Income Fund	3	86%
Balanced Growth Fund	0	0%
Balanced Income Fund	0	0%

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2024.

New Covenant Funds	53

OTHER INFORMATION - FORM N-CSR ITEMS 8-11

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on October 16, 2024, shareholders of the New Covenant Funds elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continues to serve as a Trustee.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	12,192,866	8,286,291	N/A	N/A
Dennis J. McGonigle	12,192,866	8,286,291	N/A	N/A
Nina Lesavoy	12,201,235	8,277,924	N/A	N/A
James M. Williams	12,192,866	8,286,291	N/A	N/A
James B. Taylor	12,192,866	8,286,291	N/A	N/A
Susan C. Cote	12,201,235	8,277,924	N/A	N/A
Christine Reynolds	12,201,235	8,277,924	N/A	N/A
Thomas Melendez	12,192,866	8,286,291	N/A	N/A
Eli Powell Niepoky	12,192,866	8,286,291	N/A	N/A
Kimberly Walker	12,201,235	8,277,924	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

54	New Covenant Funds

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

During the first half of the Trust’s fiscal year at the September 9-11, 2024 and December 2-4, 2024 meetings of the Board certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed. In each case, the Board’s approval or renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services.

The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the approval or renewal of the Sub-Advisory Agreements.

Performance.

The Trustees were provided with regular reports regarding the Funds’ performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the approval or renewal of each Sub-Advisory Agreement.

Fees.

With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

New Covenant Funds	55

OTHER INFORMATION - FORM N-CSR ITEMS 8-11 (Concluded)

Profitability.

With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the approval or renewal of the Sub-Advisory Agreements.

Economies of Scale.

The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Funds as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

56	New Covenant Funds

NEW COVENANT FUNDS SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION DECEMBER 31, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Katie Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456	NEW COVENANT FUNDS®

NCF-F-004 (12/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on February 22, 2012, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable for semi-annual report.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)
Date: March 10, 2025

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)
Date: March 10, 2025